Item 1.  Semi-Annual Report to Shareholders


ADVANCE CAPITAL I, INC.

AN INVESTMENT COMPANY
WITH THREE FUNDS

SEMI-ANNUAL REPORT

June 30, 2007

TABLE OF CONTENTS

1     A Letter to Our Shareholders

3     Financial Highlights

7     Equity Growth Fund

12    Balanced Fund

21    Retirement Income Fund

27    Statements of Assets and Liabilities

28    Statements of Operations

29    Statements of Changes in Net Assets

31    Notes to Financial Statements

36    Additional Information


ADVANCE CAPITAL'S PLEDGE:

We understand that investing in any mutual fund is a leap of faith. We recognize that trust, integrity and honesty are just a few of the attributes you should expect from any financial organization. Our commitment to you is to hold true to these standards by putting your interests first at all times. We will work hard each and every day to provide you with quality service as well as our best long-term investment advice. We pledge to maintain the highest standards of TRUST, INTEGRITY & HONESTY in all of our dealings with you.

Sincerely,
Advance Capital I, Inc. Board of Directors
Advance Capital I, Inc. Management and Staff

DEAR SHAREHOLDERS,


SIX MONTH REVIEW
The economic themes of the first six months can be summed up very simply as; the Good, the Bad and the Ugly. First, let's focus on the good aspects before tackling the other, less appealing aspects of the economy. To begin, the civilian unemployment rate is hovering around 4.7 percent which represents an historic low. As the economy nears full employment, wages have finally started to creep higher after several years of scant raises. This has occurred despite the loss of thousands of manufacturing jobs and a general shift to a more service oriented economy. With a healthy employment picture and higher wages, consumer spending has remained strong which has kept growth positive so far this year. On the business front, corporations continue to benefit from moderate interest rates, healthy worldwide growth and heightened takeover related activity. For the last four years, earnings as measured by the S&P 500 Index have grown at or above a 10 percent annualized clip.
This high earnings growth rate has translated into very robust cash flows and record amounts of cash on corporate balance sheets. The cash has been deployed to reduce debt, buy back shares and expand operations. This scenario has helped fuel the stock market rally of the past few years.

Now for the Bad and Ugly portion of the equation.
First, at the consumer level, stubbornly high oil prices over the past few years have not abated.
In fact, oil prices continue to head higher and are approaching $80 per barrel with little respite in sight. The combination of heightened worldwide demand, domestic refining constraints and turmoil in the Middle East are the main culprits pressuring oil supplies. Second, a recent rise in interest rates, particularly in home mortgages, has added another layer of costs and pressure to the pocketbooks of consumers. While interest rates remain quite modest by historical measures, the Federal
Reserve has kept short-term interest rates elevated to combat uncomfortably high inflation. Finally, the housing market debacle has turned from bad to ugly over the past six months. The combination of low interest rates and easy financing options, which led to the manic home buying spree of the past few years, is now roiling the housing market. Home delinquency and foreclosure rates have soared as stretched homebuyers struggle under the weight of their larger monthly payments. Since a large percentage of real estate buyers of the past few years were "flippers" instead of users of the property, many are getting burned as the game comes to an end. Now, home inventory levels are at an all-time high and the average home price has fallen for the first time in about fifty years.

CAPITAL MARKET PERFORMANCE
In this mostly positive environment, equity securities performed extremely well while fixed income returns were weak. For the first six months, the S&P 500 Index returned 6.99 percent and the Nasdaq Composite Index returned 8.17 percent.
Leading the way in the S&P 500 Index were Technology, Health Care and Metals & Mining sectors.
On the other end of the spectrum, Real Estate
Investment Trusts (REITS) and Homebuilding were the worst performing sectors which marked a dramatic reversal after several years at the top of the list. In general, equity investors continued to favor riskier sectors of the equity market and stretched for returns in more volatile sectors. Once again, small and mid-cap stocks out performed their larger counterparts and growth finally outpaced value after several years of underperformance.

In the fixed income markets, returns were much less impressive as investors wrestled with several conflicting issues. First, the Federal Reserve remained steadfast in their commitment to keep short-term interest rates elevated until clearer signs develop to change their view on the direction of inflation and growth. While economic growth was negligible in the first quarter, during the second quarter the economy posted a very respectable 3.6 percent annualized growth rate. On the inflation front, modest core inflation was over shadowed by much higher energy and food prices. The weakness in the housing market put additional pressure on the bonds of lenders and builders as many struggled financially. In this uncertain environment, the yield on the 10 year U.S. Treasury Bond increased about
0.4 percent while short dated U.S. Treasury Notes increased a bit less at 0.25 percent through the first six months. High yield bonds performed reasonably well as default rates hit an all-time low and investors' perceived minimal risk to owning these securities. In the mortgage market, while the higher rated securities held up reasonably well, lower rated instruments were battered as a consequence to the slump in housing.

For the six month period, the Equity Growth Fund returned 11.42 percent as compared to the Lipper
Mid Cap Growth Index which returned 14.70 percent.
The Balanced Fund, with a considerably higher stock percentage than usual, returned 6.69 percent, compared to the Lipper Balanced Index which returned 5.73 percent. The Retirement Income Fund increased 1.18 percent, compared to the Lipper BBB
Index which returned 1.35 percent and the Lehman
Aggregate Bond Index which returned 0.98 percent.

REMAINDER OF THE YEAR
Looking ahead to the rest of the year, it is evident that while the economy remains fundamentally strong, there are still many challenges to overcome.
High commodity prices, elevated short-term interest rates and continued fallout from the troubled housing sector have started to over shadow the positives of solid corporate earnings and low domestic unemployment.
With such diverging trends, it is difficult to determine how it will play out in the economy and capital markets. It does appear that the housing correction is not over and could get worse through the rest of 2007 and into 2008. In addition, the problem in the mortgage market, particularly with sub prime mortgages, is unprecedented with the ultimate impact to the economy and capital markets still unknown. Investors have already made their own assessment of the risk which has added to recent volatility in both stocks and bonds. In general, valuations in the equity markets are reasonable and on par with the long term average. While corporate earnings are expected to moderate in the near term, they should remain adequate and combined with elevated takeover activity; the outlook for equities should remain solid through the remainder of the year. However, with many uncertainties and recent volatility in the market, investors should remain cautious and stay well diversified. On the fixed income side, the added volatility will continue to pressure higher risk securities like high yield and lower rated mortgages. High quality investment grade bonds should weather the storm and post average results for the rest of the year.

In this slightly more uncertain climate with higher volatility, we remind investors to stay disciplined and focused on the long-term. We thank you for your continued confidence and look forward to providing you with service and results designed to meet or exceed your long term investment objectives. If you have any questions, please call us. Our toll-free number is (800) 345-4783.

/S/ ROBERT J. CAPPELLI
Robert J. Cappelli
President
Advance Capital I, Inc.

/S/ CHRISTOPHER M. KOSTIZ
Christopher M. Kostiz
President
Advance Capital Management, Inc.



         ADVANCE CAPITAL I - EQUITY GROWTH FUND (Class A Shares)
                        FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
                                         Six months
                                         ended
                                         June 30,                              Years ended December 31
                                         -------------------------------------------------------------------------
                                         2007         2006         2005         2004         2003         2002

Net asset value, beginning of year     $24.87       $25.42       $24.61       $24.41       $17.87       $22.95

Loss from investment operations*

     Net investment loss                (0.01)       (0.03)       (0.10)       (0.14)       (0.13)       (0.14)

     Net realized and unrealized
     gain (loss) on investments          2.85         2.43         2.56         3.67         6.67        (4.94)
                                      --------    ---------     --------     --------     --------     --------

Total from investment operations         2.84         2.40         2.46         3.53         6.54        (5.08)


Less distributions

     Net realized gain on investments    0.00        (2.76)       (1.65)       (3.33)        0.00         0.00

     Return of capital                   0.00        (0.19)        0.00         0.00         0.00         0.00
                                      --------    ---------     --------     --------     --------     --------

Total distributions                      0.00        (2.95)       (1.65)       (3.33)        0.00         0.00
                                      --------    ---------     --------     --------     --------     --------

Net asset value, end of period         $27.71       $24.87       $25.42       $24.61       $24.41       $17.87
                                      ========    =========     ========     ========     ========     ========

Total Return                            11.42%        9.39%        9.94%       14.45%       36.60%      (22.14%)


Ratios and Supplemental Data

     Net assets, end of period
       (in thousands)                $226,823     $210,179     $196,254     $174,704     $145,482      $99,120

     Ratio of expenses to average
        net assets                       0.99%**      1.01%        1.00%        1.00%        1.01%        1.01%

     Ratio of net investment loss
        to average net assets           (0.07%)**    (0.10%)      (0.39%)      (0.54%)      (0.63%)      (0.68%)

     Portfolio turnover rate            18.84%***    37.81%       29.60%       43.60%       11.35%       12.03%



* Per share amounts presented are based on average shares outstanding. ** Annualized
*** Not Annualized

                                   See Notes to Financial Statements


                        ADVANCE CAPITAL I - BALANCED FUND (Class A Shares)
                                        FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
                                         Six months
                                         ended
                                         June 30,                              Years ended December 31
                                         -------------------------------------------------------------------------
                                         2007         2006         2005         2004         2003         2002

Net asset value, beginning of year     $18.38       $17.92       $17.96       $18.45       $15.77       $17.38

Income from investment operations*

     Net investment income               0.19         0.39         0.37         0.44         0.42         0.45

     Net realized and unrealized
       gain (loss)on investments         1.04         1.37         0.47         1.20         2.68        (1.61)
                                      --------    ---------     --------     --------     --------     --------
Total from investment operations         1.23         1.76         0.84         1.64         3.10        (1.16)

Less distributions

     Net investment income              (0.19)       (0.29)       (0.37)       (0.44)       (0.42)       (0.45)

     Net realized gain on investments    0.00        (0.90)       (0.51)       (1.69)        0.00         0.00

     Return of capital                   0.00        (0.11)        0.00         0.00         0.00         0.00
                                      --------    ---------     --------     --------     --------     --------
Total distributions                     (0.19)       (1.30)       (0.88)       (2.13)       (0.42)       (0.45)
                                      --------    ---------     --------     --------     --------     --------
Net asset value, end of period         $19.42       $18.38       $17.92       $17.96       $18.45       $15.77
                                      ========    =========     ========     ========     ========     ========
Total Return                             6.69%***     9.91%        4.79%        9.05%       19.96%       (6.72%)



Ratios and Supplemental Data

     Net assets, end of period
       (in thousands)                $414,338     $397,635     $377,837     $345,349     $297,707     $223,769

     Ratio of expenses to average
        net assets                       0.93%**      0.93%        0.93%        0.94%        0.97%        0.98%

     Ratio of net investment income
        to average net assets            1.96%**      2.14%        2.08%        2.35%        2.47%        2.77%

     Portfolio turnover rate            16.12%***    35.11%       30.22%       39.49%       14.38%       14.57%



* Per share amounts presented are based on average shares outstanding. ** Annualized
*** Not Annualized


                                     See Notes to Financial Statements



                   ADVANCE CAPITAL I - RETIREMENT INCOME FUND (Class A Shares)
                                       FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)
------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
                                         Six months
                                         ended
                                         June 30,                              Years ended December 31
                                         -------------------------------------------------------------------------
                                         2007         2006         2005         2004         2003         2002

Net asset value, beginning of year      $9.68        $9.85       $10.16       $10.06        $9.73        $9.56

Income from investment operations*

     Net investment income               0.28         0.54         0.53         0.56         0.59         0.64

     Net realized and unrealized
       gain (loss) on investments       (0.16)       (0.16)       (0.30)        0.10         0.34         0.17
                                      --------    ---------     --------     --------     --------     --------
Total from investment operations         0.12         0.38         0.23         0.66         0.93         0.81


Less distributions

     Net investment income              (0.28)       (0.54)       (0.54)       (0.56)       (0.60)       (0.64)

     Return of capital                   0.00        (0.01)        0.00         0.00         0.00         0.00
                                      --------    ---------     --------     --------     --------     --------
Total distributions                     (0.28)       (0.55)       (0.54)       (0.56)       (0.60)       (0.64)
                                      --------    ---------     --------     --------     --------     --------
Net asset value, end of period          $9.52        $9.68        $9.85       $10.16       $10.06        $9.73
                                      ========    =========     ========     ========     ========     ========
Total Return                             1.18%***     3.97%        2.28%        6.78%        9.75%        8.80%


Ratios and Supplemental Data

     Net assets, end of period
        (in thousands)               $403,718     $402,076     $408,458     $401,610     $201,915     $199,851

     Ratio of expenses to
        average net assets               0.76%**      0.76%        0.74%        0.76%        0.80%        0.80%

     Ratio of net investment income
        to average net assets            5.70%**      5.57%        5.34%        5.58%        5.99%       6.70%

     Portfolio turnover rate            27.88%***    61.72%       55.83%       36.99%       38.02%      22.83%


* Per share amounts presented are based on average shares outstanding. ** Annualized
*** Not Annualized

                                 See Notes to Financial Statements
                                                  -5-

                          ADVANCE CAPITAL I (Institutional Shares)
                                   FINANCIAL HIGHLIGHTS


SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Fund)
---------------------------------------------------------------------------------------------------------
                                                            (Unaudited) Six months ended June 30, 2007^

                                                         EQUITY        BALANCED        RETIREMENT
                                                       GROWTH FUND       FUND             INCOME
                                                      ---------------- --------------- ------------------
Net asset value, beginning of period                      $27.28         $19.43            $9.71

Income from investment operations*

     Net investment income                                  0.00           0.07             0.09

     Net realized and unrealized gain (loss)
       on investments                                       0.44          (0.01)           (0.19)
                                                      ---------------- --------------- ------------------
Total from investment operations                            0.44           0.06            (0.10)



Less distributions

     Net investment income                                  0.00          (0.07)           (0.09)

     Net realized gain on investments                       0.00           0.00             0.00

     Return of capital                                      0.00           0.00             0.00
                                                      ---------------- --------------- ------------------
Total distributions                                         0.00          (0.07)           (0.09)
                                                      ---------------- --------------- ------------------
Net asset value, end of period                            $27.72         $19.42            $9.52
                                                      ================ =============== ==================
Total Return***                                             1.61%           .30%           (1.02%)


Ratios and Supplemental Data

     Net assets, end of period (in thousands)               $110           $193             $631

     Ratio of expenses to average net assets**              0.74%          0.67%            0.51%

     Ratio of net investment income
       to average net assets**                              0.03%          2.25%            5.96%

     Portfolio turnover rate***                            18.84%         16.12%           27.88%



^   Institutional shares commenced operations on May 4, 2007.
* Per share amounts presented are based on average shares outstanding. ** Annualized
*** Not Annualized

                                         See Notes to Financial Statements

                        ADVANCE CAPITAL I - EQUITY GROWTH FUND
                       SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
                                    JUNE 30, 2007

[EDGAR REFERENCE - PIE CHART FOR SUMMARY OF PORTFOLIO
HOLDINGS AS OF JUNE 30, 2007]

Consumer Non-Cyclical.......... 22.5%
Technology..................... 17.6%
Consumer Cyclical.............. 14.4%
Industrial..................... 12.8%
Communications................. 11.7%
Financial...................... 10.1%
Energy.........................  7.7%
Basic Materials................  1.8%
Utilities......................  1.3%
Cash & Other Assets............  0.1%



        TOP TEN HOLDINGS*
        -----------------

Precision Castparts......... 0.89%
Rockwell Collins............ 0.87%
Smith International......... 0.85%
Paychex..................... 0.84%
American Tower.............. 0.83%
Northern Trust.............. 0.83%
Mcdermott International..... 0.81%
Altera Corporation.......... 0.81%
Linear Technology........... 0.81%
Leap Wireless............... 0.80%


                   * Percentages based on Total Net Assets

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2007


Common Stock                           Shares        Value
------------------------------------  -------  -----------
BASIC MATERIALS - 1.8%
Agnico-Eagle Mines Ltd                 11,000  $   401,500
Carpenter Technology Corp.             13,500    1,759,185
Ecolab, Inc.^                          21,800      930,860
Sigma-Aldrich Corp.^                   13,000      554,710
Valspar Corp.                          15,600      443,196

COMMUNICATIONS - 11.7%
Amazon.Com, Inc.*^                     17,100    1,169,811
American Tower Corp.*                  45,000    1,890,000
Baidu.com - ADR*                        5,000      839,900
Cablevision Systems Corp.*             16,500      597,135
Checkfree Corp.*^                      13,000      522,600
Clear Channel Outdoor*^                45,400    1,286,636
Crown Castle International*^           48,700    1,766,349
Digital River, Inc.*^                  11,600      524,900
EW Scripps Co.                         10,000      456,900
F5 Networks, Inc.*^                    14,200    1,144,520
Focus Media Holding - ADR*^            14,200      716,887
Foundry Networks, Inc.*^               27,800      463,148
Getty Images, Inc.*^                    9,200      439,852
Juniper Networks, Inc.*^               28,200      709,794
Lamar Advertising Co.*^                19,900    1,248,924
Leap Wireless, Inc.*                   21,600    1,825,200
McAfee, Inc.*                          20,300      714,560
McGraw-Hill Cos., Inc.                  6,400      435,712
Meredith Corp.                          8,100      498,960
MetroPCS Communications*               18,400      607,936
NeuStar, Inc.*^                        14,000      405,580
NII Holdings, Inc.*^                   18,900    1,525,986
Omnicom Group, Inc.                    22,400    1,185,408
Rogers Communications, Inc.             9,900      425,403
Salem Communications*                  10,000      110,900
SBA Communications Corp.*^             51,300    1,723,167
Sina Corp.*                            16,500      690,690
Symantec Corp.*                        29,700      599,940
VeriSign, Inc.*^                       30,200      958,246
WPP Group PLC - ADR                    15,385    1,150,029

CONSUMER, CYCLICAL - 14.4%
Advance Auto Parts, Inc.               10,900      441,777
AnnTaylor Stores Corp.*                11,800      417,956
Bed Bath & Beyond, Inc.*^              34,300    1,234,457
Boyd Gaming Corp.                       9,500      467,305
Centex Corp.^                           6,500      260,650
Cheesecake Factory*^                    8,700      213,324
Choice Hotels International^           20,200      798,304
Cintas Corp.^                          15,700      619,051
Coach, Inc.*^                          35,900    1,701,301
Dick's Sporting Goods, Inc.*^           8,000      465,360
DreamWorks Animation*                   9,800      282,632
Family Dollar Stores, Inc.^            20,700      710,424
Fastenal Co.^                          14,400      602,784
Harley-Davidson, Inc.^                 26,400    1,573,704
Hilton Hotels Corp.^                   40,300    1,348,841
HNI Corp.^                              6,000      246,000
International Game Tech.               40,500    1,607,850
KB Home^                                7,000      275,590
Lennar Corp.^                          13,300      486,248
Marriott International, Inc.^          23,900    1,033,436
Melco PBL - ADR*^                      18,500      232,360
Men's Wearhouse, Inc.                   8,338      425,796
Meritage Homes Corp.*^                  6,000      160,500
O'Reilly Automotive, Inc.*             12,600      460,530
Panera Bread Co.*^                      7,700      354,662
PetSmart, Inc.^                        19,500      632,775
Pulte Homes, Inc.^                      8,400      188,580
Ross Stores, Inc.                      22,000      677,600
Royal Caribbean Cruises^               10,300      442,694
Shuffle Master, Inc.*^                 22,100      366,860
Skywest, Inc.^                         27,800      662,474
Southwest Airlines, Co.^               53,800      802,158
Staples, Inc.                          31,200      740,376
Starwood Hotels & Resorts              20,300    1,361,521
Thor Industries, Inc.^                  9,500      428,830
Tiffany & Co.^                         25,400    1,347,724
Tim Hortons, Inc.                      17,600      541,200
TJX Cos., Inc.^                        47,300    1,300,750
Toll Brothers, Inc.*^                  13,700      342,226
Tractor Supply Co.*^                    7,400      385,170
Urban Outfitters, Inc.*^               17,300      415,719
Williams-Sonoma, Inc.^                 19,700      622,126
Winnebago Industries                   12,600      371,952
WMS Industries, Inc.*^                 15,900      458,874
WW Grainger, Inc.                      10,000      930,500
Wynn Resorts Ltd*^                     16,800    1,506,120
Yum! Brands, Inc.^                     52,200    1,707,984

CONSUMER, NON-CYCLICAL - 22.5%
Alkermes, Inc.*^                       15,100      220,460
Allergan, Inc.^                        31,408    1,810,357
American Medical Systems*^             20,700      373,428
Amylin Pharmaceuticals*^                9,700      399,252
Apollo Group, Inc.*^                   13,729      802,185
Arthrocare Corp.*^                     11,500      504,965
Avery Dennison Corp.                    7,800      518,544
Avon Products, Inc.                    42,000    1,543,500

              See Notes to Financial Statements

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2007


Common Stock                           Shares        Value
------------------------------------  -------  -----------
CONSUMER, NON-CYCLICAL - 22.5% (continued)
Becton Dickinson & Co.                  5,400  $   402,300
Brown-Forman Corp.^                    12,200      891,576
Celgene Corp.*^                        29,200    1,674,036
Cephalon, Inc.*^                       15,000    1,205,850
Charles River Laboratories*            11,100      572,982
ChoicePoint, Inc.*                     11,800      500,910
Clorox Co.                             12,000      745,200
Corporate Executive Board              10,100      655,591
Coventry Health Care, Inc.*            17,150      988,698
CR Bard, Inc.                          10,000      826,300
Dade Behring Holdings, Inc.             9,400      499,328
DaVita, Inc.*^                         11,500      619,620
deCODE genetics, Inc.*^                44,300      165,461
Dentsply International, Inc.^          12,700      485,902
DeVry, Inc.                            13,700      466,074
Edwards Lifesciences Corp.*             8,000      394,720
Elan Corp PLC - ADR*^                  20,400      447,372
Equifax, Inc.                          14,200      630,764
Express Scripts, Inc.*^                32,200    1,610,322
Gen-Probe, Inc.*                        8,700      525,654
Genzyme Corp.*                          6,500      418,600
H&R Block, Inc.                        14,400      336,528
Health Management Assoc.*              19,500      221,520
Health Net, Inc.*                      19,100    1,008,480
Healthways, Inc.*^                     12,400      587,388
Henry Schein, Inc.*                    12,000      641,160
Hershey Co.                            18,300      926,346
Hologic, Inc.*^                        10,400      575,224
Humana, Inc.*                          14,500      883,195
Illumina, Inc.*^                       13,400      543,906
Integra LifeSciences*^                 10,000      494,200
Intuitive Surgical, Inc.*^              4,700      652,219
Invitrogen Corp.*                      10,100      744,875
Iron Mountain, Inc.*^                  24,600      642,798
ITT Educational Services*               7,700      903,826
Kyphon, Inc.*^                         12,000      577,800
Laboratory Corp of America*^           12,200      954,772
LECG Corp.*^                           16,300      246,293
Lincare Holdings, Inc.*                17,700      705,345
Manor Care, Inc.^                       8,000      522,320
Manpower, Inc.                          9,500      876,280
Martek Biosciences Corp.*^             11,600      301,252
McCormick & Co., Inc.                  23,500      897,230
Medarex, Inc.*^                        26,600      380,114
Medco Health Solutions, Inc.*           5,900      460,141
Millipore Corp.*^                       8,200      615,738
Monster Worldwide, Inc.*               25,000    1,027,500
Moody's Corp.^                          5,500      342,100
Patterson Cos., Inc.*                   9,200      342,884
Qiagen                                 25,300      450,087
Quanta Services, Inc.*^                33,600    1,030,512
Quest Diagnostics, Inc.^               13,422      693,246
Resmed, Inc.*^                         17,000      701,420
Respironics, Inc.*                     13,400      570,706
Ritchie Bros Auctioneers               21,300    1,333,806
Robert Half International, Inc.^       29,600    1,080,400
Sepracor, Inc.*^                        9,400      385,588
St Jude Medical, Inc.*^                40,200    1,667,898
Techne Corp.*^                         13,700      783,777
Theravance, Inc.*                      14,400      460,800
Varian Medical Systems*^               14,200      603,642
Vertex Pharmaceuticals*^               13,970      398,983
VistaPrint LTD*^                       12,300      470,475
Western Union Co.                      21,300      443,679
WM Wrigley Jr Co.^                     22,000    1,216,820
Zimmer Holdings, Inc.*                  5,000      424,450

ENERGY - 7.7%
Bill Barrett Corp.*^                   10,600      390,398
BJ Services Co.                        17,800      506,232
Cameron International Corp.*           24,800    1,772,456
Compton Petroleum Corp.*               33,800      336,310
Consol Energy, Inc.                    16,300      751,593
Core Laboratories*                     11,600    1,179,604
Diamond Offshore Drilling               4,600      467,176
FMC Technologies, Inc.*                22,000    1,742,840
Foundation Coal Holdings^              20,900      849,376
Grant Prideco, Inc.*^                  31,300    1,684,879
Mariner Energy, Inc.*                  18,000      436,500
Murphy Oil Corp.^                      19,000    1,129,360
Nabors Industries Ltd*                 14,000      467,320
Smith International, Inc.^             32,700    1,917,528
Tetra Technologies, Inc.*^             15,000      423,000
Ultra Petroleum Corp.*                  8,400      463,764
Weatherford International*             15,070      832,467
Williams Cos., Inc.                    49,000    1,549,380
XTO Energy, Inc.^                      10,500      631,050

FINANCIAL - 10.1%
Affiliated Managers Group*^             5,400      695,304
AMBAC Financial Group, Inc.             8,950      780,351
Aon Corp.^                             10,900      464,449
Arch Capital Group Ltd*                 9,500      689,130
Axis Capital Holdings Ltd              12,000      487,800
BlackRock, Inc.^                        5,300      829,927

               See Notes to Financial Statements

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2007


Common Stock                           Shares        Value
------------------------------------  -------  -----------

FINANCIAL - 10.1% (continued)
Brown & Brown, Inc.^                   12,800 $    321,792
Cbot Holdings, Inc.*                    2,300      475,180
CME Group, Inc.                         2,800    1,496,208
Cigna Corp.                            15,600      814,632
City National Corp.                     4,500      342,405
East West Bancorp, Inc.^               11,300      439,344
Eaton Vance Corp.                      23,000    1,016,140
E*Trade Financial Corp.*^              19,200      424,128
Federated Investors, Inc.              13,700      525,121
First Horizon National Corp.^          12,100      471,900
Interactive Brokers Group*             15,400      417,802
IntercontinentalExchange*^              8,500    1,256,725
Janus Capital Group, Inc.^             18,100      503,904
Lazard Ltd^                            34,400    1,549,032
Legg Mason, Inc.                        6,400      629,632
Markel Corp.*                             800      387,648
Marsh & McLennan Cos.^                 13,000      401,440
MBIA, Inc.^                             6,500      404,430
Northern Trust Corp.                   29,300    1,882,232
Nymex Holdings, Inc.^                  12,400    1,557,812
OneBeacon Insurance Group              16,900      428,077
optionsXpress Holdings, Inc.^          11,200      287,392
RenaissanceRe Holdings                  7,500      464,925
State Street Corp.                      5,900      403,560
SVB Financial Group*^                   8,300      440,813
Synovus Financial Corp.                12,800      392,960
TD Ameritrade Holding Corp.*           23,600      472,000
UCBH Holdings, Inc.^                   19,000      347,130
Willis Group Holdings Ltd               9,500      418,570

INDUSTRIAL - 12.8%
Alliant Techsystems, Inc.*              7,500      743,625
Ametek, Inc.                           22,300      884,864
CH Robinson Worldwide, Inc.            20,100    1,055,652
Cogent, Inc.*^                         35,800      525,902
Cymer, Inc.*^                           6,500      261,300
Dolby Laboratories, Inc.*              11,900      421,379
Donaldson Co., Inc.                    15,600      554,580
Empresa Brasileira - ADR^              14,900      718,329
Expeditors International^              26,800    1,106,840
Flir Systems, Inc.*^                   10,200      471,750
Fluor Corp.^                           15,400    1,715,098
Foster Wheeler Ltd*                    11,900    1,273,181
Garmin Ltd^                             7,200      532,584
Genlyte Group, Inc.*^                   6,500      510,510
Gentex Corp.^                          15,000      295,350
Graco, Inc.^                           19,800      797,544
IDEX Corp.                             21,225      818,012
II-VI, Inc.*                           11,200      304,304
ITT Corp.                               9,700      662,316
Jabil Circuit, Inc.                    37,300      823,211
Joy Global, Inc.^                      14,800      863,284
Landstar System, Inc.^                 23,800    1,148,350
McDermott International*               22,200    1,845,264
National Instruments Corp.             15,250      496,693
Pall Corp.                             11,400      524,286
Precision Castparts Corp.^             16,600    2,014,576
Republic Services, Inc.                27,650      847,196
Rockwell Collins, Inc.^                27,900    1,970,856
Roper Industries, Inc.^                13,200      753,720
Sealed Air Corp.^                      18,400      570,400
Stericycle, Inc.*                      20,400      906,984
Thermo Fisher Scientific*^              7,800      403,416
UTi Worldwide, Inc.                    24,400      653,676
Waters Corp.*                          18,100    1,074,416
Zebra Technologies Corp.*              11,000      426,140

TECHNOLOGY - 17.6%
Activision, Inc.*^                     44,554      831,823
Altera Corp.^                          82,900    1,834,577
American Reprographics Co.*^           28,600      880,594
Analog Devices, Inc.^                  42,000    1,580,880
Autodesk, Inc.*                        37,200    1,751,376
Avid Technology, Inc.*^                 6,500      229,775
Broadcom Corp.*                        24,200      707,850
Cadence Design Systems*^               20,700      454,572
Citrix Systems, Inc.*^                 18,600      626,262
Cognizant Technology*^                 19,356    1,451,700
Cognos, Inc.*                           9,500      377,150
DST Systems, Inc.*                      6,200      491,102
Dun & Bradstreet Corp.                  6,900      710,562
Electronic Arts, Inc.*^                27,600    1,306,032
Factset Research Systems               10,800      738,180
Fairchild Semiconductor*               21,700      419,244
Fidelity National                       7,300      396,244
Fiserv, Inc.*                          11,000      624,800
Global Payments, Inc.                  10,200      404,430
Integrated Device Tech.*               25,700      392,439
Intersil Corp.                         16,300      512,798
Intuit, Inc.*                          34,700    1,043,776
Jack Henry & Associates^               15,800      406,850
Kla-Tencor Corp.^                       7,700      423,115
Lam Research Corp.*^                    8,400      431,760
Linear Technology Corp.^               50,600    1,830,708
Marvell Technology Group*^             46,300      843,123
Maxim Integrated Products^             45,100    1,506,791

               See Notes to Financial Statements

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2007


Common Stock                           Shares        Value
------------------------------------  -------  -----------
TECHNOLOGY - 17.6% (continued)
MEMC Electronic Materials*             12,300 $    751,776
Microchip Technology, Inc.^            45,557    1,687,431
MoneyGram International^               27,000      754,650
National Semiconductor                 43,100    1,218,437
NAVTEQ Corp.*^                         15,000      635,100
Network Appliance, Inc.*               27,800      811,482
Paychex, Inc.^                         48,487    1,896,811
Perot Systems Corp.*^                  31,000      528,240
QLogic Corp.*                          40,300      670,995
Red Hat, Inc.*^                        56,500    1,258,820
Salesforce.com, Inc.*^                 14,800      634,328
Satyam Computer - ADR^                 39,000      965,640
Seagate Technology                     28,900      629,153
SEI Investments Co.^                   15,900      461,736
Silicon Laboratories, Inc.*^           20,300      702,583
Synopsys, Inc.*                        13,000      343,590
Teradyne, Inc.*^                       25,900      455,322
THQ, Inc.*^                            18,050      550,886
Xilinx, Inc.^                          65,800    1,761,466



Common Stock, Cash Colateral           Shares/
and Short-Term Investments            Principal      Value
------------------------------------  ---------  ----------
UTILITIES - 1.3%
AES Corp.*^                            70,000 $   1,531,600
Reliant Energy, Inc.*^                 54,600     1,471,470
                                               ------------
TOTAL COMMON STOCK - 99.9%
   (Cost $169,931,504)                          226,763,997

INVESTMENT OF CASH COLLATERAL - 46.6%
   CSFB Separately
   Managed Account                105,793,318   105,793,318

SHORT-TERM INVESTMENTS - 0.4%
   Fifth Third Inst.
   Money Market Fund                $ 880,436       880,436
                                               ------------
TOTAL INVESTMENTS IN SECURITIES - 146.9%
   (Cost $276,605,258)                          333,437,751

OTHER ASSETS LESS LIABILITIES - (46.9%)        (106,504,337)
                                               ------------
TOTAL NET ASSETS - 100.0%                     $ 226,933,414
                                              =============


*  Securities are non-income producing
^ A portion of these securities are on loan. At June 30, 2007, the total market value of the Fund's securities on loan is $103,081,474 and the total market value of the collateral held by Fund is $105,793,318.

ADR - American Depository Receipt


                   See Notes to Financial Statements

                    ADVANCE CAPITAL I - BALANCED FUND
                 SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
                              JUNE 30, 2007



[EDGAR REFERENCE - PIE CHART FOR SUMMARY OF PORTFOLIO
HOLDINGS AS OF JUNE 30, 2007]

Large Value Stocks........................... 48.5%
Mid-Cap Growth Stocks........................ 25.3%
Investment Grade............................. 17.9%
Government Agency............................  5.6%
Mortgage-Backed..............................  2.0%
Cash & Other Assets..........................  0.7%


                  Top Equity Holdings*
                  --------------------

General Electric............................. 1.40%
Citigroup.................................... 1.12%
American International Group................. 1.02%
Altria....................................... 1.00%
Wells Fargo.................................. 0.92%


                Top Fixed Income Holdings*
                --------------------------

Time Warner 9.150% 2023...................... 0.58%
Comcast Cable 10.625% 2012................... 0.57%
Munich Re 7.450% 2026........................ 0.57%
Dominion Resources 7.195% 2014............... 0.53%
Ginnie Mae 5.500% 2035....................... 0.50%


           * Percentages based on Total Net Assets

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2007

Common Stock                           Shares        Value
------------------------------------  -------  -----------
BASIC MATERIALS - 2.3%
Agnico-Eagle Mines Ltd                 20,600 $    751,900
Alcoa, Inc.                            33,500    1,357,755
BHP Billiton Ltd - ADR^                27,400    1,637,150
Carpenter Technology Corp.             11,500    1,498,565
Ecolab, Inc.^                          10,100      431,270
International Paper Co.^               14,700      574,035
Rio Tinto PLC - ADR                     5,300    1,622,436
Rohm & Haas Co.                        10,000      546,800
Sigma-Aldrich Corp.^                    4,000      170,680
Valspar Corp.                          29,200      829,572

COMMUNICATIONS - 6.1%
Amazon.Com, Inc.*^                      8,000      547,280
America Movil - ADR                    18,900    1,170,477
American Tower Corp.*                  21,000      882,000
Baidu.com - ADR*                        2,200      369,556
Cablevision Systems Corp.*              6,900      249,711
CBS Corp.                              14,897      496,368
Checkfree Corp.*^                       5,500      221,100
Cisco Systems, Inc.*                   92,400    2,573,340
Citadel Broadcasting Corp.              2,104       13,573
Clear Channel Outdoor*^                19,700      558,298
Crown Castle International*^           21,800      790,686
Digital River, Inc.*^                   6,000      271,500
eBay, Inc.*                            12,000      386,160
EW Scripps Co.^                         4,000      182,760
F5 Networks, Inc.*                      7,200      580,320
Focus Media Holding - ADR*^             7,400      373,589
Foundry Networks, Inc.*^               12,600      209,916
Getty Images, Inc.*                     4,000      191,240
Juniper Networks, Inc.*^               11,900      299,523
Lamar Advertising Co.*^                 9,500      596,220
Leap Wireless, Inc.*                    9,800      828,100
McAfee, Inc.*                           8,800      309,760
McGraw-Hill Cos., Inc.                 15,400    1,048,432
Meredith Corp.^                        11,400      702,240
MetroPCS Communications*^               8,200      270,928
NeuStar, Inc.*                          5,900      170,923
News Corp.^                            28,900      662,966
NII Holdings, Inc.*^                    8,500      686,290
Nokia OYJ - ADR                        56,800    1,596,648
Omnicom Group, Inc.                    24,200    1,280,664
Rogers Communications, Inc.             4,700      201,959
Salem Communications*                   4,500       49,905
SBA Communications Corp.*^             26,000      873,340
Sina Corp.*                             9,200      385,112
Symantec Corp.*                        44,600      900,920
Time Warner, Inc.                      47,400      997,296
VeriSign, Inc.*^                       10,100      320,473
Viacom, Inc.*                          18,097      753,378
Walt Disney Co.                        27,400      935,436
WPP Group PLC - ADR                    16,889    1,262,453

CONSUMER, CYCLICAL - 7.7%
Advance Auto Parts, Inc.                4,800      194,544
AnnTaylor Stores Corp.*                 5,400      191,268
Bed Bath & Beyond, Inc.*^              15,300      550,647
Boyd Gaming Corp.                       4,000      196,760
Carnival Corp.^                        15,000      731,550
Centex Corp.                           12,600      505,260
Cheesecake Factory*                     3,600       88,272
Choice Hotels International             9,000      355,680
Cintas Corp.^                          21,400      843,802
Coach, Inc.*                           16,900      800,891
Dick's Sporting Goods, Inc.*^           3,500      203,595
DreamWorks Animation*                   4,100      118,244
Family Dollar Stores, Inc.^            36,100    1,238,952
Fastenal Co.^                           6,300      263,718
Harley-Davidson, Inc.^                 21,900    1,305,459
Hilton Hotels Corp.^                   35,100    1,174,797
HNI Corp.                               3,300      135,300
Home Depot, Inc.                       51,000    2,006,850
International Game Tech.               32,900    1,306,130
KB Home^                                2,200       86,614
Lennar Corp.^                          22,400      818,944
Marriott International, Inc.^          28,300    1,223,692
McDonald's Corp.                       27,700    1,406,052
Melco PBL - ADR*^                       8,100      101,736
Men's Wearhouse, Inc.                   4,375      223,431
Meritage Homes Corp.*^                 13,000      347,750
Nike, Inc.                             15,000      874,350
O'Reilly Automotive, Inc.*              5,800      211,990
Panera Bread Co.*^                      3,500      161,210
PetSmart, Inc.^                         8,500      275,825
Pulte Homes, Inc.                       8,000      179,600
Ross Stores, Inc.                      10,800      332,640
Royal Caribbean Cruises^                4,400      189,112
Shuffle Master, Inc.*^                 12,050      200,030
Skywest, Inc.                          33,400      795,922
Southwest Airlines, Co.^               83,300    1,242,003
Staples, Inc.                          13,400      317,982
Starwood Hotels & Resorts               8,500      570,095
Thor Industries, Inc.^                  4,700      212,158
Tiffany & Co.^                         11,700      620,802
Tim Hortons, Inc.                       7,800      239,850
TJX Cos., Inc.^                        42,800    1,177,000

              See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2007

Common Stock                           Shares        Value
------------------------------------  -------  -----------
CONSUMER, CYCLICAL - 7.7% (continued)
Toll Brothers, Inc.*                    7,100 $    177,358
Tractor Supply Co.*^                    4,100      213,405
Urban Outfitters, Inc.*^                7,700      185,031
Wal-Mart Stores, Inc.                  55,300    2,660,483
Williams-Sonoma, Inc.^                  8,800      277,904
Winnebago Industries^                  16,400      484,128
WMS Industries, Inc.*^                  8,400      242,424
WW Grainger, Inc.                      15,500    1,442,275
Wynn Resorts Ltd*^                      7,100      636,515
Yum! Brands, Inc.                      43,000    1,406,960

CONSUMER, NON-CYCLICAL - 16.9%
Abbott Laboratories                    19,275    1,032,176
Alkermes, Inc.*^                        6,400       93,440
Allergan, Inc.^                        12,740      734,334
Altria Group, Inc.                     59,100    4,145,274
American Medical Systems*^              9,100      164,164
Amgen, Inc.*                            8,000      442,320
Amylin Pharmaceuticals*^                4,200      172,872
Anheuser-Busch Cos., Inc.              15,000      782,400
Apollo Group, Inc.*^                    7,545      440,854
Arthrocare Corp.*^                      4,800      210,768
AstraZeneca PLC - ADR                  11,200      598,976
Avery Dennison Corp.                   12,300      817,704
Avon Products, Inc.                    39,200    1,440,600
Baxter International, Inc.             15,100      850,734
Becton Dickinson & Co.                  2,500      186,250
Brown-Forman Corp.                     14,400    1,052,352
Cardinal Health, Inc.                   9,000      635,760
Celgene Corp.*^                        11,400      653,562
Cephalon, Inc.*^                        6,800      546,652
Charles River Laboratories*             4,200      216,804
ChoicePoint, Inc.*                      4,866      206,562
Clorox Co.                              5,600      347,760
Coca-Cola Co.                          45,800    2,395,798
Colgate-Palmolive Co.                  19,300    1,251,605
Corporate Executive Board               4,600      298,586
Coventry Health Care, Inc.*             7,750      446,788
CR Bard, Inc.                           4,800      396,624
Dade Behring Holdings, Inc.             4,500      239,040
DaVita, Inc.*^                          4,650      250,542
deCODE genetics, Inc.*^                17,200       64,242
Dentsply International, Inc.^           5,400      206,604
DeVry, Inc.                             5,700      193,914
Diageo PLC - ADR                       11,800      983,058
Edwards Lifesciences Corp.*             3,600      177,624
Elan Corp PLC - ADR*^                  12,700      278,511
Eli Lilly & Co.                        32,300    1,804,924
Equifax, Inc.                           5,500      244,310
Express Scripts, Inc.*^                14,800      740,148
General Mills, Inc.                    12,300      718,566
Gen-Probe, Inc.*                        3,900      235,638
Genzyme Corp.*                          3,000      193,200
GlaxoSmithKline PLC - ADR^             14,900      780,313
H&R Block, Inc.^                        6,400      149,568
Health Management Assoc.*               8,100       92,016
Health Net, Inc.*                       8,600      454,080
Healthways, Inc.*^                      5,400      255,798
Henry Schein, Inc.*                     5,400      288,522
Hershey Co.^                           19,100      966,842
Hologic, Inc.*^                         5,500      304,205
Humana, Inc.*                           6,200      377,642
Illumina, Inc.*^                        6,000      243,540
Integra LifeSciences*^                  3,800      187,796
Intuitive Surgical, Inc.*               2,200      305,294
Invitrogen Corp.*                       5,500      405,625
Iron Mountain, Inc.*^                  11,012      287,744
ITT Educational Services*               3,900      457,782
Johnson & Johnson                      58,700    3,617,094
Kellogg Co.                            11,000      569,690
Kimberly-Clark Corp.                   13,700      916,393
Kraft Foods, Inc.                      32,594    1,148,939
Kyphon, Inc.*^                          5,400      260,010
Laboratory Corp of America*^            5,700      446,082
LECG Corp.*^                            7,600      114,836
Lincare Holdings, Inc.*^                7,400      294,890
Manor Care, Inc.                        3,800      248,102
Manpower, Inc.                          3,300      304,392
Martek Biosciences Corp.*^              4,900      127,253
McCormick & Co., Inc.                  10,600      404,708
Medarex, Inc.*^                        14,400      205,776
Medco Health Solutions, Inc.*           2,798      218,216
Medtronic, Inc.                        14,000      726,040
Merck & Co., Inc.^                     76,500    3,809,700
Millipore Corp.*^                       3,300      247,797
Monster Worldwide, Inc.*               11,100      456,210
Moody's Corp.^                          3,000      186,600
Novartis AG - ADR^                     27,000    1,513,890
Patterson Cos., Inc.*                   3,900      145,353
PepsiCo., Inc.                         29,900    1,939,015
Pfizer, Inc.                          138,886    3,551,315
Procter & Gamble Co.                   32,500    1,988,675
Qiagen                                 11,200      199,248
Quanta Services, Inc.*^                15,000      460,050
Quest Diagnostics, Inc.^               16,388      846,440

                See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2007

Common Stock                           Shares        Value
------------------------------------  -------  -----------
CONSUMER, NON-CYCLICAL - 16.9% (continued)
Resmed, Inc.*^                          7,000 $    288,820
Respironics, Inc.*                      6,400      272,576
Ritchie Bros Auctioneers                9,400      588,628
Robert Half International, Inc.^       13,400      489,100
Schering-Plough Corp.                  42,000    1,278,480
Sepracor, Inc.*^                        5,500      225,610
St Jude Medical, Inc.*                 19,600      813,204
SYSCO Corp.^                           19,700      649,903
Techne Corp.*                           6,500      371,865
Theravance, Inc.*                       6,100      195,200
UnitedHealth Group, Inc.               14,440      738,462
UST, Inc.^                              9,500      510,245
Varian Medical Systems*^                5,800      246,558
Vertex Pharmaceuticals*^                6,950      198,492
VistaPrint LTD*                         5,600      214,200
WellPoint, Inc.*                       20,100    1,604,583
Western Union Co.                      28,852      600,987
WM Wrigley Jr Co.^                     21,050    1,164,276
Wyeth                                  35,300    2,024,102
Zimmer Holdings, Inc.*                  2,200      186,757

ENERGY - 7.6%
Apache Corp.                            8,900      726,151
Baker Hughes, Inc.                     20,800    1,749,904
Bill Barrett Corp.*                     5,900      217,297
BJ Services Co.^                       25,900      736,596
BP PLC - ADR                           12,392      893,959
Chevron Corp.                          26,642    2,244,322
Cameron International Corp.*^          10,900      779,023
Compton Petroleum Corp.*               14,100      140,295
Consol Energy, Inc.                    23,800    1,097,418
Core Laboratories*                      4,800      488,112
Devon Energy Corp.                      8,200      641,978
Diamond Offshore Drilling               2,500      253,900
Exxon Mobil Corp.                      33,402    2,801,760
FMC Technologies, Inc.*                10,000      792,200
Foundation Coal Holdings^              28,100    1,141,984
Grant Prideco, Inc.*^                  15,600      839,748
Mariner Energy, Inc.*                   9,200      223,100
Murphy Oil Corp.^                      23,500    1,396,840
Nabors Industries Ltd*                  6,400      213,632
Royal Dutch Shell PLC - ADR            10,600      860,720
Schlumberger Ltd^                      42,460    3,606,552
Smith International, Inc.^             35,900    2,105,176
Tetra Technologies, Inc.*               6,600      186,120
Total SA - ADR                         36,500    2,955,770
Ultra Petroleum Corp.*                 14,900      822,629
Weatherford International*             24,000    1,325,760
Williams Cos., Inc.                    39,900    1,261,637
XTO Energy, Inc.^                      17,766    1,067,737

FINANCIAL - 13.2%
Affiliated Managers Group*^             2,400      309,024
Aflac, Inc.^                           22,700    1,166,780
AMBAC Financial Group, Inc.            10,800      941,652
American Express Co.                   19,000    1,162,420
American International Group           60,180    4,214,405
Aon Corp.^                              6,400      272,704
Arch Capital Group Ltd*                 4,700      340,938
Axis Capital Holdings Ltd               3,700      150,405
Bank of America Corp.                  59,226    2,895,559
Bank of New York                       27,000    1,118,880
BlackRock, Inc.                         2,700      422,793
Brown & Brown, Inc.^                    7,200      181,008
Cbot Holdings, Inc.*                    1,000      206,600
Cigna Corp.                             7,500      391,650
Citigroup, Inc.                        90,244    4,628,615
City National Corp.^                   12,300      935,907
CME Group, Inc.                         1,200      641,232
Countrywide Financial Corp.^           21,598      785,087
East West Bancorp, Inc.^                5,500      213,840
Eaton Vance Corp.                       9,600      424,128
E*Trade Financial Corp.*^              11,500      254,035
Fannie Mae                             21,800    1,424,194
Federated Investors, Inc.              20,500      785,765
Fifth Third Bancorp.^                  12,900      513,033
First Horizon National Corp.^          21,900      854,100
Freddie Mac                            20,600    1,250,420
Goldman Sachs Group, Inc.              12,800    2,774,400
Hartford Financial Services             8,500      837,335
Interactive Brokers Group*              6,900      187,197
IntercontinentalExchange*               4,200      620,970
Janus Capital Group, Inc.^             10,100      281,184
Lazard Ltd                             15,800      711,474
Legg Mason, Inc.                        2,850      280,383
Lehman Brothers Holdings               15,266    1,137,622
Markel Corp.*                             400      193,824
Marsh & McLennan Cos.^                 22,800      704,064
MBIA, Inc.^                            12,750      793,305
Merrill Lynch & Co., Inc.^             17,200    1,437,576
Morgan Stanley                         20,800    1,744,704
Northern Trust Corp.                   25,000    1,606,000
Nymex Holdings, Inc.^                   5,700      716,091
OneBeacon Insurance Group               7,200      182,376
optionsXpress Holdings, Inc.            4,700      120,602
Progressive Corp.                      19,200      459,456

            See Notes to Financial Statements

Common Stock                           Shares        Value
------------------------------------  -------  -----------
FINANCIAL - 13.2% (continued)
RenaissanceRe Holdings                 12,300 $    762,477
St Joe Co.^                            20,500      949,970
State Street Corp.                     15,000    1,026,000
SVB Financial Group*^                   5,000      265,550
Synovus Financial Corp.                31,300      960,910
TD Ameritrade Holding Corp.*^          10,100      202,000
Travelers Cos., Inc.                   13,800      738,300
UBS AG                                 30,400    1,824,304
UCBH Holdings, Inc.^                    8,000      146,160
US Bancorp.^                           30,928    1,019,078
Vornado Realty Trust                    4,800      527,232
Wells Fargo & Co.^                    108,860    3,828,606
Willis Group Holdings Ltd              22,800    1,004,568

INDUSTRIAL - 8.5%
3M Co.                                 20,700    1,796,553
Agilent Technologies, Inc.*            16,500      634,260
Alliant Techsystems, Inc.*^             3,500      347,025
Ametek, Inc.                           10,700      424,576
Boeing Co.                             13,440    1,292,390
Caterpillar, Inc.                      13,300    1,041,390
CH Robinson Worldwide, Inc.^           10,400      546,208
Cogent, Inc.*^                         13,600      199,784
Cymer, Inc.*^                           2,900      116,580
Dolby Laboratories, Inc.*               5,600      198,296
Donaldson Co., Inc.                     7,100      252,405
Emerson Electric Co.                   13,000      608,400
Empresa Brasileira - ADR^               7,800      376,038
Expeditors International               12,900      532,770
Flir Systems, Inc.*^                    6,000      277,500
Fluor Corp.                            13,100    1,458,947
Foster Wheeler Ltd*                     5,500      588,445
Garmin Ltd^                             3,800      281,086
General Dynamics Corp.                 13,800    1,079,436
General Electric Co.                  151,300    5,791,764
Genlyte Group, Inc.*^                   3,500      274,890
Gentex Corp.^                           7,200      141,768
Graco, Inc.^                            9,300      374,604
Honeywell International, Inc.          19,800    1,114,344
IDEX Corp.                              9,525      367,094
II-VI, Inc.*                            6,000      163,020
Illinois Tool Works, Inc.^             29,100    1,576,929
ITT Corp.                               4,300      293,604
Jabil Circuit, Inc.                    39,100      862,937
Joy Global, Inc.^                      17,900    1,044,107
Kennametal, Inc.^                       9,800      803,894
Landstar System, Inc.^                 11,900      574,175
Lockheed Martin Corp.                  10,300      969,539
McDermott International*               10,100      839,512
National Instruments Corp.              6,650      216,591
Pall Corp.                              4,900      225,351
Precision Castparts Corp.              13,900    1,686,904
Republic Services, Inc.                42,400    1,299,136
Rockwell Collins, Inc.^                12,300      868,872
Roper Industries, Inc.                  6,600      376,860
Sealed Air Corp.^                      24,400      756,400
Stericycle, Inc.*                      10,000      444,600
Thermo Fisher Scientific*               4,000      206,880
United Technologies Corp.              13,800      978,834
UTi Worldwide, Inc.                    11,200      300,048
Waters Corp.*                           8,100      480,816
Zebra Technologies Corp.*               3,100      120,094

TECHNOLOGY - 9.0%
Activision, Inc.*^                     19,221      358,856
Altera Corp.^                          37,400      827,662
American Reprographics Co.*^           13,000      400,270
Analog Devices, Inc.^                  46,500    1,750,260
Autodesk, Inc.*                        18,800      885,104
Automatic Data Processing              39,500    1,914,565
Avid Technology, Inc.*^                 2,700       95,445
Broadcom Corp.*                        12,500      365,625
Broadridge Financial                    8,875      169,690
Cadence Design Systems*                 8,800      193,248
Citrix Systems, Inc.*^                  8,800      296,296
Cognizant Technology*^                  8,768      657,600
Cognos, Inc.*                           4,100      162,770
Dell, Inc.*                            46,800    1,336,140
DST Systems, Inc.*                      2,500      198,025
Dun & Bradstreet Corp.                 11,050    1,137,929
Electronic Arts, Inc.*                 13,600      643,552
Factset Research Systems                5,200      355,420
Fairchild Semiconductor*                9,100      175,812
Fidelity National                       4,700      255,116
Fiserv, Inc.*                           5,250      298,200
Global Payments, Inc.                   5,200      206,180
Integrated Device Tech.*               14,800      225,996
Intel Corp.^                          112,800    2,677,872
Intersil Corp.                          7,300      229,658
Intuit, Inc.*                          17,900      538,432
Jack Henry & Associates^                9,300      239,475
Kla-Tencor Corp.^                       3,200      175,840
Lam Research Corp.*^                    4,700      241,580
Linear Technology Corp.^               24,000      868,320
Marvell Technology Group*^             21,200      386,052
Maxim Integrated Products              55,400    1,850,914

             See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2007

Common Stock                           Shares        Value
------------------------------------  -------  -----------
TECHNOLOGY - 9.0% (continued)
MEMC Electronic Materials*              6,200 $    378,944
Microchip Technology, Inc.^            48,612    1,800,588
Microsoft Corp.                       127,400    3,754,478
MoneyGram International^               12,100      338,195
National Semiconductor^                44,300    1,252,361
NAVTEQ Corp.*^                          8,100      342,954
Network Appliance, Inc.*               12,700      370,713
Oracle Corp.*                          50,900    1,003,239
Paychex, Inc.^                         41,993    1,642,766
Perot Systems Corp.*                   13,900      236,856
QLogic Corp.*                          18,300      304,695
Red Hat, Inc.*^                        27,200      606,016
Salesforce.com, Inc.*                   7,600      325,736
Satyam Computer - ADR^                 17,000      420,920
Seagate Technology                     13,000      283,010
SEI Investments Co.^                    9,400      272,976
Silicon Laboratories, Inc.*^           10,000      346,100
Synopsys, Inc.*                         7,900      208,797
Teradyne, Inc.*^                       11,200      196,896
Texas Instruments, Inc.                32,500    1,222,975
THQ, Inc.*^                             8,850      270,102
Xilinx, Inc.^                          61,800    1,654,386

UTILITIES - 2.5%
AES Corp.*                             34,300      750,484
Allegheny Energy, Inc.*                14,000      724,360
Constellation Energy Group^            11,300      985,021
Duke Energy Corp.^                     38,500      704,550
Edison International^                  12,700      712,724
Entergy Corp.                          11,500    1,234,525
Exelon Corp.                           20,250    1,470,150
FPL Group, Inc.^                       14,000      794,360
Integrys Energy Group, Inc.            10,000      507,300
Pinnacle West Capital Corp.^            9,100      362,635
Progress Energy, Inc.^                 10,400      474,136
Reliant Energy, Inc.*^                 25,400      684,530
SCANA Corp.                            10,400      398,216
Southern Co.^                          14,000      480,060
TECO Energy, Inc.^                     23,500      403,730
                                             -------------
TOTAL COMMON STOCK - 73.8%
     (Cost $234,820,383)                     $ 305,768,817
                                             -------------

** Securities are non-income producing
^^ A portion of these securities are on loan. At June 30, 2007. the total market value of the fund's securities on loan is $87,292,828 and the total market value of the collateral held by fund is $89,626,566.

ADR - American Depository Receipt


                   See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2007


                                                        Principal
Fixed Income Securities           Coupon   Maturity        Amount        Value
--------------------------------  ------   --------     ----------   ---------
BASIC MATERIALS - 0.6%
BHP Billiton Finance USA Ltd       7.250  03/01/2016 $     500,000 $   543,644
Rohm & Haas Co.                    9.800  04/15/2020       325,000     386,513
Westvaco Corp.                     7.650  03/15/2027     1,500,000   1,523,310

COMMUNICATIONS - 3.7%
CBS Corp.                          8.625  08/01/2012     1,000,000   1,098,745
Cingular Wireless Services         8.750  03/01/2031     1,000,000   1,246,620
Comcast Holdings Corp.            10.625  07/15/2012     2,000,000   2,374,868
COX Communications, Inc.           6.850  01/15/2018     1,050,000   1,080,902
Deutsche Telekom International     8.000  06/15/2010     1,900,000   2,025,132
Michigan Bell Telephone Co.        7.850  01/15/2022     1,000,000   1,099,341
News America, Inc.^                6.625  01/09/2008     1,000,000   1,005,135
Nextel Communications, Inc.        7.375  08/01/2015     1,000,000     999,571
TW, Inc.                           9.150  02/01/2023     2,000,000   2,418,076
Verizon New Jersey, Inc.           8.000  06/01/2022       650,000     720,168
Vodafone Group PLC                 5.375  01/30/2015     1,500,000   1,436,090

CONSUMER, CYCLICAL - 0.7%
Darden Restaurants, Inc.           7.125  02/01/2016     1,000,000   1,031,903
Macys Retail Holdings, Inc.        7.450  09/15/2011     1,000,000   1,044,294
Wal-Mart Stores, Inc.^             5.375  04/05/2017     1,000,000     971,211

CONSUMER, NON-CYCLICAL - 0.5%
Anheuser-Busch Cos., Inc.          7.125  07/01/2017     1,000,000   1,030,260
SC Johnson & Son, Inc.*            5.750  02/15/2033     1,000,000     920,944

ENERGY - 0.5%
Louisiana Land & Exploration       7.625  04/15/2013     1,000,000   1,087,155
Premcor Refining Group, Inc.       7.500  06/15/2015     1,000,000   1,031,023

FINANCIAL - 8.5%
Allied Capital Corp.               6.000  04/01/2012     1,000,000     986,001
BankAmerica Institutional*         7.700  12/31/2026     1,000,000   1,037,800
Bank of America Corp.              7.750  08/15/2015     1,250,000   1,397,758
Bank One Corp.                    10.000  08/15/2010       750,000     835,818
Bankers Trust Corp.                7.500  11/15/2015     1,000,000   1,105,004
Barnett Capital III                5.981  02/01/2027     1,000,000     977,918
CitiFinancial, Inc.                6.625  06/01/2015     1,250,000   1,308,520
Comerica Bank                      7.125  12/01/2013     1,050,000   1,063,413
General Electric Capital Corp.     5.000  03/30/2019     1,000,000     909,795
Goldman Sachs Group, Inc.          6.875  01/15/2011     1,000,000   1,040,157
Goldman Sachs Group, Inc.^         6.125  02/15/2033     1,000,000     953,871
HSBC Finance Corp.                 6.375  11/27/2012     1,000,000   1,026,671
Invesco PLC                        5.625  04/17/2012     1,000,000     992,072
Jefferies Group, Inc.              7.750  03/15/2012     1,500,000   1,607,267
JP Morgan Chase Capital XIII       6.310  09/30/2034     2,000,000   2,013,022
KeyCorp Capital III                7.750  07/15/2029     1,500,000   1,702,020
MBIA, Inc.                         5.700  12/01/2034     1,000,000     919,143
Merrill Lynch & Co., Inc.          6.220  09/15/2026     1,000,000     974,308



                   See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2007


                                                        Principal
Fixed Income Securities           Coupon   Maturity        Amount        Value
--------------------------------  ------   --------     ----------   ---------
FINANCIAL - 8.5% (continued)
Morgan Stanley                     6.750  10/15/2013 $   1,000,000 $ 1,054,537
Morgan Stanley                     4.750  04/01/2014     1,000,000     933,839
Munich Re America Corp.            7.450  12/15/2026     2,122,000   2,356,886
Nationwide Mutual Insurance Co.*   6.600  04/15/2034     1,000,000     954,089
Ohio National Financial Services*  7.000  07/15/2011     1,000,000   1,042,783
Regions Financial Corp.            7.750  09/15/2024     1,000,000   1,164,346
Republic New York Corp.            7.000  03/22/2011       500,000     522,534
Santander Financial Issuances      6.375  02/15/2011     1,000,000   1,027,664
Societe Generale                   5.500  09/22/2017     1,000,000     970,008
SunAmerica, Inc.                   8.125  04/28/2023     1,000,000   1,196,770
Twin Reefs Pass-Through Trust*     6.350                 1,900,000   1,905,014
Washington Mutual, Inc.            8.250  04/01/2010     1,000,000   1,064,069

GOVERNMENT - 0.9%
Freddie Mac                        6.000  11/20/2015     1,000,000     992,121
Freddie Mac                        5.270  09/06/2017     1,915,000   1,878,724
United States Treasury             4.875  05/31/2009     1,000,000     999,688

INDUSTRIAL - 1.4%
Clark Equipment Co.                8.000  05/01/2023       500,000     567,992
FedEx Corp                         8.760  05/22/2015     1,500,000   1,643,745
Koninklijke Philips Electronics    7.250  08/15/2013     1,000,000   1,062,290
Northrop Grumman                   6.250  01/15/2010       750,000     753,612
Thomas & Betts Corp.               7.250  06/01/2013     1,800,000   1,837,600

MORTGAGE SECURITIES - 6.8%
Chase Mortgage Finance Corp.       6.500  05/25/2036     1,410,424   1,419,654
Countrywide Alternative Loan       6.000  06/25/2037     1,976,825   1,965,494
Fannie Mae Pool                    6.500  12/01/2032       681,161     694,406
Fannie Mae Pool                    7.000  04/01/2033     1,005,877   1,038,003
Fannie Mae Pool                    5.003  10/01/2035     1,195,831   1,172,014
Fannie Mae Pool                    7.000  08/01/2036     1,482,525   1,466,650
Freddie Mac Gold Pool              6.500  06/01/2024       949,161     966,335
Freddie Mac Gold Pool              6.500  09/01/2031       936,103     953,055
Freddie Mac Gold Pool              7.000  10/01/2031     1,369,558   1,415,978
Freddie Mac Gold Pool              6.500  02/01/2032     1,315,408   1,339,688
Freddie Mac Gold Pool              6.500  08/01/2032     1,133,453   1,154,375
Freddie Mac Gold Pool              6.500  12/01/2032     1,591,400   1,623,675
Freddie Mac Gold Pool              6.500  04/01/2033       713,061     727,523
Freddie Mac Gold Pool              6.500  10/01/2034     1,073,410   1,093,223
Ginnie Mae I pool                  6.000  01/15/2037     1,459,011   1,451,543
Ginnie Mae II pool                 5.500  07/20/2033     1,072,870   1,041,709
Ginnie Mae II pool                 5.500  09/20/2035     2,133,531   2,069,691
Ginnie Mae II pool                 6.000  10/20/2035     1,190,959   1,185,272
Lehman Mortgage Trust              6.000  09/25/2036     1,457,600   1,420,022
MASTR Asset Securitization         6.250  05/25/2036     1,429,856   1,433,082
Residential Asset Securitization   6.500  01/25/2037     1,976,970   1,982,433

                        See Notes to Financial Statements

                                        -19

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2007
See Notes to Financial Statements
Fixed Income Securities, Cash Collateral and Short-Term Investments



Fixed Income Securities, Cash
Collateral and Short-Term                                   Shares/
Investments                        Coupon   Maturity      Principal      Value
---------------------------------  ------   --------     ----------   ---------
TECHNOLOGY - 0.3%
International Business Machines    8.375  11/01/2019 $   1,000,000 $  1,209,531

UTILITIES - 1.6%
Dominion Resources, Inc.           7.195  09/15/2014     2,000,000    2,184,696
Entergy Gulf States, Inc.          5.250  08/01/2015     1,750,000    1,629,975
Northern States Power              8.000  08/28/2012     1,000,000    1,102,743
PSEG Power LLC                     5.500  12/01/2015     1,000,000      961,886
Southern Power Co.                 6.375  11/15/2036     1,000,000      950,662


TOTAL FIXED-INCOME SECURITIES - 25.5%
   (Cost $106,757,454)                                              105,507,092

INVESTMENT OF CASH COLLATERAL - 22.0%
   CSFB Separately Managed Account                      91,541,296   91,541,296

SHORT-TERM INVESTMENTS - 0.4%
   Fifth Third Institutional Money Market Fund         $ 1,797,959    1,797,959
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES - 121.7%
   (Cost $434,917,092)                                              504,615,164

OTHER ASSETS LESS LIABILITIES - (21.7%)                             (90,084,063)
                                                                    -----------

TOTAL NET ASSETS - 100.0%                                         $ 414,531,101
                                                                  =============

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At June 30, 2007 the aggregate market value of these securities amounted to $5,860,630 or 1.41% of net assets.

^ A portion of these securities are on loan. At June 30, 2007, the total market value of the Fund's securities on loan is $1,875,176 and the total value of the collateral held by fund is $1,914,730.

                      See Notes to Financial Statements

                  ADVANCE CAPITAL I - RETIREMENT INCOME FUND
                   SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
                                  JUNE 30, 2007

[EDGAR REFERENCE - PIE CHART FOR SUMMARY OF PORTFOLIO
HOLDINGS AS OF JUNE 30, 2007]

Investment Grade............................. 50.8%
High Yield................................... 16.7%
Govt. Agency................................. 15.8%
Mortgage-Backed.............................. 13.4%
Cash & Other.................................  3.3%



Top Ten Holdings*
--------------------
Time Warner 9.150% 2023...................... 0.90%
Residential Trust 6.500% 2037................ 0.89%
Merrill Lynch 6.250% 2036.................... 0.83%
Ginnie Mae 7.000% 2031....................... 0.79%
AT&T Wireless 8.750% 2031.................... 0.77%
BB&T Capital Trust II 6.750% 2036............ 0.77%
Meadwestvaco 7.650% 2027..................... 0.76%
First Horizon 6.000% 2036.................... 0.75%
XL Capital Floater 6.320% 2037............... 0.75%
Countrywide Trust 6.000% 2037................ 0.74%


        * Percentages based on Total Net Assets

               ADVANCE CAPITAL I - RETIREMENT INCOME FUND
                  PORTFOLIO OF INVESTMENTS (Unaudited)
                               JUNE 30, 2007


                                                        Principal
Fixed Income Securities           Coupon   Maturity        Amount        Value
--------------------------------  ------   --------     ----------   ---------
BASIC MATERIALS - 3.5%
AK Steel Corp.^                    7.875  02/15/2009 $   2,226,000 $ 2,220,434
AK Steel Corp.                     7.750  06/15/2012     1,000,000   1,000,000
Appleton Papers, Inc.              8.125  06/15/2011     2,000,000   2,060,000
Cascades, Inc.                     7.250  02/15/2013     1,000,000     972,500
CRA Finance USA Ltd                7.125  12/01/2013       500,000     536,621
Equistar Chemicals LP             10.125  09/01/2008       360,000     374,400
Placer Dome, Inc.                  7.750  06/15/2015     1,500,000   1,645,521
Westvaco Corp.                     7.650  03/15/2027     3,000,000   3,046,620
Weyerhaeuser Co.^                  6.950  08/01/2017     2,392,000   2,452,728

COMMUNICATIONS - 9.1%
ABC, Inc.                          8.750  08/15/2021     1,242,000   1,532,338
CBS Corp.                          8.625  08/01/2012       750,000     824,060
Cingular Wireless Services         8.750  03/01/2031     2,500,000   3,116,550
Comcast Cable                      8.500  05/01/2027     1,000,000   1,180,613
Comcast Holdings Corp.            10.625  07/15/2012     1,500,000   1,781,151
COX Communications, Inc.           6.850  01/15/2018     1,250,000   1,286,788
COX Enterprises, Inc.*             7.375  07/15/2027     1,000,000   1,069,205
Deutsche Telekom International     8.250  06/15/2030     2,000,000   2,397,130
Echostar DBS Corp.                 6.625  10/01/2014     2,000,000   1,910,000
GCI, Inc.                          7.250  02/15/2014     2,500,000   2,362,500
GTE Corp.                          8.750  11/01/2021     1,500,000   1,779,350
Michigan Bell Telephone Co.        7.850  01/15/2022     2,000,000   2,198,682
New York Telephone Co.             6.125  01/15/2010     1,000,000   1,012,358
News America Holdings, Inc.        8.500  02/23/2025     2,300,000   2,701,212
News America, Inc.^                6.625  01/09/2008     1,000,000   1,005,135
Nextel Communications, Inc.^       7.375  08/01/2015     2,800,000   2,798,799
Pacific Bell                       7.250  11/01/2027     2,000,000   2,048,976
TW, Inc.                           9.150  02/01/2023     3,000,000   3,627,114
Verizon New Jersey, Inc.           8.000  06/01/2022     1,000,000   1,107,950
Walt Disney Co.                    6.300  01/25/2022     1,000,000     981,759

CONSUMER, CYCLICAL - 7.5%
AmeriQual Group LLC*               9.500  04/01/2012     2,500,000   2,600,000
Auburn Hills Trust                12.375  05/01/2020     1,400,000   2,285,895
Brown Shoe Co., Inc.               8.750  05/01/2012     2,640,000   2,758,800
Darden Restaurants, Inc.           7.125  02/01/2016     2,000,000   2,063,808
Harrah's Operating Co., Inc.       5.375  12/15/2013     2,500,000   2,118,750
Majestic Star Casino LLC           9.500  10/15/2010     2,500,000   2,600,000
Meritor Automotive, Inc.           6.800  02/15/2009       348,000     341,040
MTR Gaming Group, Inc.             9.750  04/01/2010     1,750,000   1,820,000
DIAMOND JO LLC                     8.750  04/15/2012     2,000,000   2,000,000
Standard-Pacific Corp.^            9.250  04/15/2012     2,000,000   1,890,000
Station Casinos, Inc.              6.875  03/01/2016     2,500,000   2,206,250
TOUSA, Inc.                        9.000  07/01/2010     2,100,000   2,005,500
Toro Co.                           7.800  06/15/2027     2,177,000   2,237,031
Wal-Mart Stores, Inc.              5.375  04/05/2017     2,000,000   1,942,422
WCI Communities, Inc.^             9.125  05/01/2012     1,500,000   1,447,500

                        See Notes to Financial Statements

                 ADVANCE CAPITAL I - RETIREMENT INCOME FUND
                  PORTFOLIO OF INVESTMENTS (Unaudited)
                                JUNE 30, 2007


                                                        Principal
Fixed Income Securities           Coupon   Maturity        Amount        Value
--------------------------------  ------   --------     ----------   ---------
CONSUMER, NON-CYCLICAL - 5.2%
Aetna, Inc.^                       6.625  06/15/2036 $  2,000,000 $  2,035,233
Anheuser-Busch Cos., Inc.          7.125  07/01/2017    2,500,000    2,575,650
Archer-Daniels-Midland Co.         8.375  04/15/2017    1,000,000    1,171,190
Campbell Soup Co.                  8.875  05/01/2021    2,000,000    2,474,540
FBG Finance Ltd*                   5.125  06/15/2015    2,000,000    1,874,392
HCA, Inc.                          7.190  11/15/2015    2,000,000    1,802,594
President and Fellows of Harvard   6.300  10/01/2037    1,000,000    1,013,460
Rent-A-Center, Inc.                7.500  05/01/2010    2,145,000    2,177,175
SC Johnson & Son, Inc.*            5.750  02/15/2033    2,000,000    1,841,888
Teva Pharmaceutical Finance        6.150  02/01/2036    1,500,000    1,402,169
Valassis Communications, Inc.      6.625  01/15/2009    2,550,000    2,524,500

DIVERSIFIED - 0.8
Leucadia National Corp.            7.000  08/15/2013    2,500,000    2,450,000
Leucadia National Corp.*           7.125  03/15/2017    1,000,000      970,000
ENERGY - 3.8%
ANR Pipeline Co.                   9.625  11/01/2021    2,000,000    2,613,172
Atlantic Richfield Co.             8.250  02/01/2022    1,085,000    1,331,872
Burlington Resources, Inc.         9.125  10/01/2021      700,000      895,565
ConocoPhillips                     7.125  03/15/2028    1,000,000    1,013,957
Louisiana Land & Exploration       7.625  04/15/2013    1,000,000    1,087,156
Louisiana Land & Exploration       7.650  12/01/2023      750,000      862,605
Mobil Corp.                        8.625  08/15/2021    1,129,000    1,436,514
OPTI Canada, Inc.*                 8.250  12/15/2014    2,500,000    2,537,500
Plains Exploration & Production    7.750  06/15/2015    2,000,000    1,985,000
USX Corp.                          9.375  02/15/2012      750,000      859,329
USX Corp.                          9.375  05/15/2022      610,000      799,140

FINANCIAL - 23.8%
Allied Capital Corp.               6.000  04/01/2012    2,000,000    1,972,002
AMBAC Financial Group, Inc.^       5.950  12/05/2035    3,000,000    2,857,940
American Real Estate Partners*     7.125  02/15/2013    3,000,000    2,895,000
Invesco PLC                        5.375  02/27/2013    2,000,000    1,942,274
BAC Capital Trust XI               6.625  05/23/2036    1,000,000    1,019,659
Bankers Trust Corp.                7.500  11/15/2015    2,500,000    2,762,510
Barclays Bank PLC^                 6.278                2,000,000    2,009,640
BB&T Capital Trust II              6.750  06/07/2036    3,000,000    3,091,851
Chase Capital II                   5.856  02/01/2027    3,000,000    2,878,155
Cigna Corp.                        7.650  03/01/2023    1,500,000    1,652,579
Cigna Corp.                        7.875  05/15/2027    1,000,000    1,153,411
Citigroup, Inc.                    6.000  10/31/2033    3,000,000    2,888,463
Comerica Bank                      7.125  12/01/2013    1,500,000    1,519,161
Comerica Bank                      8.375  07/15/2024    1,300,000    1,459,323
Fairfax Financial Holdings Ltd^    7.750  04/26/2012    1,000,000      995,000
Farmers Insurance Exchange*        8.625  05/01/2024    2,000,000    2,310,854
First Union Inst. Capital I        8.040  12/01/2026      350,000      364,406
GAMCO Investors, Inc.              5.500  05/15/2013    1,000,000      968,448
General Electric Capital Corp.     5.000  03/30/2019    3,000,000    2,729,385
GMAC LLC                           6.125  08/28/2007    2,000,000    2,001,362

                       See Notes to Financial Statements

                   ADVANCE CAPITAL I - RETIREMENT INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Unaudited)
                                 JUNE 30, 2007



                                                        Principal
Fixed Income Securities           Coupon   Maturity        Amount        Value
--------------------------------  ------   --------     ----------   ---------
FINANCIAL - 23.8% (continued)
GMAC LLC                           5.125  05/09/2008 $   2,000,000 $ 1,975,022
Goldman Sachs Group LP*            8.000  03/01/2013     2,500,000   2,755,998
Hospitality Properties Trust*      5.625  03/15/2017     1,000,000     954,275
HSBC America Capital Trust II*     8.380  05/15/2027     1,000,000   1,044,007
HSBC Finance Corp.                 6.375  11/27/2012     1,000,000   1,026,671
Invesco PLC                        5.625  04/17/2012     1,000,000     992,072
Jefferies Group, Inc.              7.750  03/15/2012     2,555,000   2,737,711
JPMorgan Chase & Co.               6.625  03/15/2012       500,000     519,863
KeyCorp Capital III                7.750  07/15/2029     2,500,000   2,836,700
Kingsway America, Inc.             7.500  02/01/2014     2,500,000   2,537,338
Lehman Brothers Holdings, Inc.     8.500  08/01/2015     2,000,000   2,311,686
MBIA, Inc.                         5.700  12/01/2034     2,000,000   1,838,286
MBNA Capital A                     8.278  12/01/2026     2,000,000   2,087,158
Merrill Lynch & Co., Inc.          6.750  06/01/2028     2,000,000   2,094,452
Merrill Lynch & Co., Inc.          6.220  09/15/2026     1,000,000     974,308
Morgan Stanley                     6.250  08/09/2026     2,000,000   1,992,236
Nationwide Mutual Insurance Co.*   6.600  04/15/2034     1,000,000     954,089
NCNB Corp.                        10.200  07/15/2015     1,000,000   1,266,289
New England Mutual Life            7.875  02/15/2024     1,650,000   1,929,576
Ohio National Financial Services*  7.000  07/15/2011     2,000,000   2,085,566
Regions Bank                       6.450  06/26/2037     1,000,000   1,006,625
Regions Financial Corp.            7.750  09/15/2024     1,400,000   1,630,084
Republic New York Corp.            9.125  05/15/2021     1,000,000   1,268,009
Santander Financial Issuances      6.375  02/15/2011       750,000     770,748
Security Benefit Life Insurance*   8.750  05/15/2016     2,000,000   2,294,180
Societe Generale                   5.500  09/22/2017     2,000,000   1,940,016
SunAmerica, Inc.                   8.125  04/28/2023     2,000,000   2,393,540
SunTrust Banks, Inc.               6.000  02/15/2026     1,880,000   1,852,328
SunTrust Capital II                7.900  06/15/2027       737,000     767,084
Travelers Property Casualty        7.750  04/15/2026     2,000,000   2,297,110
Twin Reefs Pass-Through Trust*     6.350                 3,000,000   3,007,917
Washington Mutual, Inc.            8.250  04/01/2010     2,500,000   2,660,173

GOVERNMENT - 0.5%
Fannie Mae                         6.000  03/09/2021     2,000,000   1,985,625

INDUSTRIAL - 7.7%
Arrow Electronics, Inc.            7.500  01/15/2027     2,300,000   2,388,887
Burlington Northern, Inc.          8.750  02/25/2022     1,750,000   2,114,308
Clark Equipment Co.                8.000  05/01/2023       500,000     567,992
FedEx Corp                         9.650  06/15/2012     1,047,000   1,219,049
FedEx Corp                         7.630  01/01/2015     1,000,000   1,069,250
FedEx Corp                         8.760  05/22/2015       750,000     821,873
Gibraltar Industries, Inc.         8.000  12/01/2015     2,300,000   2,254,000
Gulfmark Offshore, Inc.            7.750  07/15/2014     2,375,000   2,398,750
Ingersoll-Rand Co.                 9.000  08/15/2021       305,000     375,345
Joy Global, Inc.                   6.000  11/15/2016     1,000,000     990,753
Koninklijke Philips Electronics    7.250  08/15/2013     2,000,000   2,124,580
Northrop Grumman                   9.375  04/15/2021     1,000,000   1,266,321

                      See Notes to Financial Statements

                   ADVANCE CAPITAL I - RETIREMENT INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Unaudited)
                                 JUNE 30, 2007



                                                        Principal
Fixed Income Securities           Coupon   Maturity        Amount        Value
--------------------------------  ------   --------     ----------   ---------
INDUSTRIAL - 7.7% (continued)
NXP Funding LLC*                   7.875  10/15/2014 $   2,000,000 $ 1,962,500
Pactiv Corp.                       7.950  12/15/2025     2,500,000   2,676,585
PHI, Inc.                          7.125  04/15/2013     3,000,000   2,865,000
Stagecoach Transport Holdings      8.625  11/15/2009       500,000     527,109
Teekay Corp.                       8.875  07/15/2011     1,500,000   1,590,000
Thomas & Betts Corp.               7.250  06/01/2013     2,500,000   2,552,223
United Technologies Corp.          8.750  03/01/2021     1,000,000   1,242,686

MORTGAGE SECURITIES - 28.5%
Banc of America Alternative        6.000  11/25/2046     1,489,794   1,486,889
Banc of America Funding Corp.      6.000  03/25/2037     2,962,624   2,958,123
Banc of America Mortgage           6.000  05/25/2037     2,890,836   2,889,099
Chase Mortgage Finance Corp.       6.500  05/25/2036     2,494,765   2,511,091
Countrywide                        5.000  11/25/2035     2,474,000   2,308,535
Countrywide Alternative Loan       5.500  09/25/2035     2,092,765   2,003,496
Countrywide Alternative Loan       7.000  02/25/2036     2,050,127   2,067,127
Countrywide Alternative Loan       6.250  07/25/2036       934,137     939,178
Countrywide Alternative Loan       6.000  07/25/2036       590,809     587,270
Countrywide Alternative Loan       6.000  12/25/2036     1,376,994   1,368,556
Countrywide Alternative Loan       6.000  05/25/2037     2,910,517   2,906,122
Countrywide Alternative Loan       6.000  05/25/2037     2,045,807   2,034,081
Countrywide Alternative Loan       6.000  06/25/2037     2,965,238   2,948,241
Countrywide Home Loan              5.750  05/25/2037     2,181,040   2,158,120
Credit Suisse Mortgage Capital     6.500  03/25/2036       794,171     799,936
Credit Suisse Mortgage Capital     6.250  06/25/2036     2,420,624   2,423,077
Fannie Mae Pool                    6.500  07/01/2029       769,397     785,224
Fannie Mae Pool                    6.500  08/01/2029       992,269   1,012,681
Fannie Mae Pool                    7.000  02/01/2032     1,993,293   2,066,050
Fannie Mae Pool                    7.000  03/01/2032     1,838,250   1,904,117
Fannie Mae Pool                    6.500  04/01/2032     1,674,165   1,703,816
Fannie Mae Pool                    6.500  06/01/2032     2,131,964   2,169,724
Fannie Mae Pool                    6.000  11/01/2032     2,177,220   2,168,554
Fannie Mae Pool                    6.500  12/01/2032     1,938,688   1,976,387
Fannie Mae Pool                    7.000  04/01/2033     1,573,295   1,623,543
Fannie Mae Pool                    6.000  04/01/2035     2,259,946   2,246,695
Fannie Mae Pool                    5.003  10/01/2035     2,006,163   1,966,207
Fannie Mae Pool                    7.000  08/01/2036     2,858,306   2,934,980
Fannie Mae Pool                    7.000  08/01/2036     2,965,051   2,933,300
First Horizon Alternative          6.000  08/25/2036     3,047,356   3,030,252
Freddie Mac Gold Pool              6.500  06/01/2024     2,214,708   2,254,782
Freddie Mac Gold Pool              6.500  09/01/2031     1,531,197   1,558,925
Freddie Mac Gold Pool              7.000  10/01/2031     2,337,264   2,416,484
Freddie Mac Gold Pool              6.500  02/01/2032     2,106,712   2,145,598
Freddie Mac Gold Pool              6.500  05/01/2032     2,735,256   2,785,744
Freddie Mac Gold Pool              7.000  05/01/2032     2,805,952   2,892,176
Freddie Mac Gold Pool              6.500  08/01/2032     1,511,270   1,539,166
Freddie Mac Gold Pool              6.500  04/01/2033     2,139,184   2,182,568
Freddie Mac Gold Pool              7.000  09/01/2033       690,366     711,670
Freddie Mac Gold Pool              6.500  10/01/2034     1,310,673   1,334,866


                    See Notes to Financial Statements

                   ADVANCE CAPITAL I - RETIREMENT INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Unaudited)
                                 JUNE 30, 2007


Fixed Income Securities, Cash
Collateral and Short-Term                                   Shares/
Investments                        Coupon   Maturity      Principal      Value
---------------------------------  ------   --------     ----------   ---------
MORTGAGE SECURITIES - 28.5% (continued)
Freddie Mac Gold Pool               6.000  04/01/2035 $   2,200,418 $ 2,184,062
Freddie Mac Gold Pool               6.000  10/01/2035     2,329,427   2,312,112
Freddie Mac Gold Pool               6.500  08/01/2036     2,783,270   2,813,198
Ginnie Mae I pool                   7.000  06/15/2031     1,328,638   1,384,905
Ginnie Mae I pool                   7.000  12/15/2031     3,065,910   3,194,775
Ginnie Mae II pool                  7.000  09/20/2029     2,026,502   2,107,523
Ginnie Mae II pool                  6.000  10/20/2035     2,359,654   2,348,386
Lehman Mortgage Trust               6.505  04/25/2036     2,331,956   2,355,394
Lehman Mortgage Trust               6.000  09/25/2036     2,684,346   2,615,141
Lehman Mortgage Trust               6.817  06/25/2037     2,922,124   2,954,859
MASTR Alternative Loans Trust       6.500  12/25/2033       481,376     482,042
Merrill Lynch Mortgage Investors    6.250  10/25/2036     3,344,234   3,338,223
Residential Asset Securitization    6.000  04/25/2036     3,000,000   2,965,638
Residential Asset Securitization    6.500  01/25/2037     3,558,546   3,568,380

TECHNOLOGY - 0.6%
International Business Machines     8.375  11/01/2019     2,000,000   2,419,062

UTILITIES - 5.2%
Carolina Power & Light Co.          8.625  09/15/2021     2,000,000   2,478,014
Dominion Resources, Inc.            8.125  06/15/2010     2,500,000   2,691,993
Entergy Louisiana LLC               5.090  11/01/2014     2,500,000   2,348,023
Hydro Quebec                        8.400  01/15/2022       300,000     381,604
Nakilat, Inc.*                      6.067  12/31/2033     3,000,000   2,811,180
Ohio Power Co.                      6.375  07/15/2033     2,000,000   1,919,672
PSEG Power LLC                      5.500  12/01/2015     1,500,000   1,442,829
Reliant Energy HL&P                 9.150  03/15/2021     2,300,000   2,855,165
Southern Co Capital Funding         5.750  11/15/2015     2,000,000   1,971,734
Southern Power Co.                  6.375  11/15/2036     2,000,000   1,901,324
                                                                    -----------

TOTAL FIXED INCOME SECURITIES - 96.2%
   (Cost $392,384,879)                                              388,925,155

INVESTMENT OF CASH COLLATERAL - 4.9%
   CSFB Separately Managed Account                       19,673,133  19,673,133

SHORT-TERM INVESTMENTS - 2.0%
   Fifth Third Institutional Money Market Fund          $ 8,194,454   8,194,454
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES - 103.1%
   (Cost $420,252,466)                                              416,792,742

OTHER ASSETS LESS LIABILITIES - (3.1%)                              (12,444,337)
                                                                    -----------

TOTAL NET ASSETS - 100.0%                                         $ 404,348,405
                                                                  =============


^ A portion of these securities are on loan. At June 30, 2007, the total market value of the Fund's securities on loan is $19,301,682 and the total market value of the collateral held by Fund is $19,673,133.

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At June 30, 2007, the aggregate market value of these securities amounted to $33,968,551 or 8.40% of net assets.

                    See Notes to Financial Statements

                        ADVANCE CAPITAL I, INC.
               STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
                         JUNE 30, 2007


                                       EQUITY       BALANCED       RETIREMENT
                                   GROWTH FUND          FUND      INCOME FUND
                                  ------------     ----------    -------------
ASSETS
  Investments in securities
  at value                       $ 333,437,751     504,615,164     416,792,742
    (Cost $276,605,258;
     $434,917,092;$420,252,466,
     respectively)

  Cash                                  25,100          75,145          51,970

  Receivables
    Dividends and interest              87,818       1,906,104       5,479,127
    Securities sold                    106,163       1,031,227       1,510,405
    Capital shares receivable           36,527          65,256         220,000
    Securities lending income           11,551          11,681           2,927
    Money market interest                  773          12,374          30,791
    Prepaid expenses                    10,626          13,032          12,463
                                   ------------     ----------    -------------
  Total assets                     333,716,309     507,729,983     424,100,425

LIABILITIES
  Payable to affiliated entities
    Transfer agent cost                      0              40              301
  Accounts payable and
    accrued expenses                    10,539          17,299           17,046
  Securities purchased                 964,194       1,569,412                0
  Payable for return of
    collateral received            105,793,318      91,541,296       19,673,133
  Capital shares payable                14,844          50,500           10,750
  Distributions payable                      0          20,335           50,790
                                   ------------     ----------    -------------
Total liabilities                  106,782,895      93,198,882       19,752,020
                                   ------------     ----------    -------------
Net assets                         226,933,414     414,531,101      404,348,405
                                   ============    ===========    =============

NET ASSETS
  Class A shares
    Net assets                     226,823,023     414,338,482      403,717,873
    Number of shares outstanding     8,186,167      21,332,933       42,427,380
    Net asset value                      27.71           19.42             9.52
                                   ============    ===========    =============

  Institutional shares
    Net assets                         110,391         192,619          630,532
    Number of shares outstanding         3,983           9,917           66,234
    Net asset value                      27.72           19.42             9.52
                                   ============    ===========    =============
  Net assets consist of
    Paid-in capital                154,053,528     332,942,105      421,946,286
  Accumulated undistributed net
    investment loss                    (82,308)              0                0
  Accumulated undistributed net
    realized gain (loss) on
    investments                     16,129,701      11,890,924      (14,138,157)

  Net unrealized appreciation
     (depreciation)in value of
     investments                    56,832,493      69,698,072       (3,459,724)
                                   ------------     ----------    --------------
  Net assets                       226,933,414     414,531,101      404,348,405
                                   ============    ===========    ==============


                    See Notes to Financial Statements

                                  ADVANCE CAPITAL I, INC.
                          STATEMENTS OF OPERATIONS (Unaudited)
                              SIX MONTHS ENDED JUNE 30, 2007


                                       EQUITY       BALANCED       RETIREMENT
                                   GROWTH FUND          FUND      INCOME FUND
                                  ------------     ----------    -------------


INVESTMENT INCOME
  Interest                               6,756      3,416,014       13,048,187
  Dividends                            924,537      2,381,883                0
  Securities lending income, net        79,855         81,809           31,177
                                   ------------     ----------    -------------
  Total investment income            1,011,148      5,879,706       13,079,364

EXPENSES
  Investment advisory fees             747,986      1,260,948          903,212
  Distribution fees - Class A          272,331        505,464          502,282
  Transfer agent and
    shareholder reporting costs         38,472         67,659           72,122
  Custodian fees                        12,719         16,020           12,995
  Directors fees and expenses            8,518         15,699           15,490
  Professional fees                      8,342         15,717           15,858
  Registration and filing fees           2,659          3,187            3,172
  Other operating expenses               2,429          4,678            4,816
                                   ------------     ----------    -------------
  Total expenses                     1,093,456      1,889,372        1,529,947
                                   ------------     ----------    -------------
NET INVESTMENT INCOME (LOSS)           (82,308)     3,990,334       11,549,417


REALIZED GAIN (LOSS) ON INVESTMENTS
  Proceeds from securities sold     47,659,425     67,148,692      110,333,959
  Cost of securities sold          (31,611,707)   (55,237,652)    (111,153,064)
                                   ------------    -----------    -------------
  Net realized gain (loss)
    on investments                  16,047,718     11,911,040         (819,105)


UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Appreciation, Beginning of year   49,158,864     59,000,882        2,874,288
  Appreciation (depreciation),
    End of period                   56,832,493     69,698,072       (3,459,724)
                                   ------------    -----------    -------------
  Net change in unrealized gain
    (loss) on investments            7,673,629     10,697,190       (6,334,012)
                                   ------------    -----------    -------------
NET GAIN (LOSS) ON INVESTMENTS      23,721,347     22,608,230       (7,153,117)
                                   ------------    -----------    -------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS           23,639,039     26,598,564        4,396,300
                                   ============    ==========     =============



                    See Notes to Financial Statements

                                ADVANCE CAPITAL I, INC.
                           STATEMENTS OF CHANGES IN NET ASSETS



                                                            EQUITY GROWTH FUND                BALANCED FUND
                                                         (Unaudited)                      (Unaudited)
                                                           Six months      Year             Six months    Year
                                                            ended          ended             ended       ended
                                                            June 30,       Dec. 31,         June 30,     Dec. 31,
                                                             2007          2006               2007        2006
                                                         ------------   -------------    -----------   -------------
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                          $    (82,308)   $   (202,334)    $ 3,990,334   $  8,336,064
  Net realized gain on investments                        16,047,718      22,472,049      11,911,040     18,590,153
  Net change in unrealized gain (loss) on investments      7,673,629      (3,753,538)     10,697,190     10,152,162
                                                         ------------   -------------    -----------   -------------
  Net increase in net assets resulting from operations    23,639,039      18,516,177      26,598,564     37,078,379

Distributions to Shareholders:
 Net investment income
  Class A shares                                                   0               0      (3,989,637)    (6,091,427)
  Institutional shares                                             0               0            (697)             0
 Net realized gain on investments
  Class A shares                                                   0     (20,870,289)              0    (18,487,175)
  Institutional shares                                             0               0               0              0
 Return of capital
  Class A shares                                                   0      (1,431,381)              0     (2,340,405)
  Institutional shares                                             0               0               0              0
                                                         ------------   -------------    ------------   ------------
 Total distributions to shareholders                               0     (22,301,670)     (3,990,334)   (26,919,007)

Share Transactions:
 Class A shares
  Net proceeds from sale of shares                        15,136,852      22,810,549      28,941,149     51,200,023
  Reinvestment of distributions                                    0      22,108,995       3,918,281     26,644,330
  Cost of shares reacquired                              (22,130,565)    (27,208,300)    (38,763,774)   (68,206,605)
                                                         ------------   -------------    ------------   ------------
  Net change                                              (6,993,713)     17,711,244      (5,904,344)     9,637,748
                                                         ------------   -------------    -----------   -------------
 Institutional shares
  Net proceeds from sale of shares                           108,684               0         192,682              0
  Reinvestment of distributions                                    0               0               0              0
  Cost of shares reacquired                                        0               0               0              0
                                                         ------------   -------------    -----------   -------------
  Net change                                                 108,684               0         192,682              0
                                                         ------------   -------------    -----------   -------------

 Net increase (decrease) derived from share transactions  (6,885,029)     17,711,244      (5,711,662)     9,637,748

NET ASSETS
 Beginning of year                                       210,179,404     196,253,653     397,634,533    377,837,413
                                                         ------------   -------------    -----------   -------------
 End of period                                           226,933,414     210,179,404     414,531,101    397,634,533
                                                         ============   =============   ============   =============

NUMBER OF SHARES
 Class A shares
  Sold                                                       581,605         864,070       1,543,055      2,788,257
  Shares issued from reinvestment of distributions                 0         884,360         206,539      1,446,100
  Reacquired                                                (846,843)     (1,017,444)     (2,055,987)    (3,685,518)
                                                         ------------   -------------    ------------   -------------
  Net change                                                (265,238)        730,986        (306,393)       548,839
 Institutional shares
  Sold                                                         3,983               0           9,917              0
  Shares issued from reinvestment of distributions                 0               0               0              0
  Reacquired                                                       0               0               0              0
                                                         ------------   -------------    ------------   -------------
  Net change                                                   3,983               0           9,917              0
                                                         ------------   -------------    ------------   -------------
Net increase (decrease) in shares outstanding               (261,255)        730,986        (296,476)       548,839

 Outstanding:
  Beginning of year                                        8,451,405       7,720,419      21,639,326     21,090,487
                                                         ------------   -------------    ------------   -------------
  End of period                                            8,190,150       8,451,405      21,342,850     21,639,326
                                                         ============   =============    ============   =============



                                    See Notes to Financial Statements


                                 ADVANCE CAPITAL I, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                        RETIREMENT INCOME FUND
                                                         (Unaudited)
                                                          Six months      Year
                                                           ended          ended
                                                          June 30,       Dec. 31,
                                                            2007          2006
                                                         ------------  -------------
INCREASE IN NET ASSETS
 Operations:
  Net investment income                                 $ 11,549,417   $ 22,542,626
  Net realized loss on investments                          (819,105)    (4,418,162)
  Net change in unrealized loss on investments            (6,334,012)    (2,134,256)
                                                         ------------  -------------
  Net increase in net assets resulting from operations     4,396,300     15,990,208

Distributions to Shareholders:
 Net investment income
  Class A shares                                         (11,543,347)   (22,377,604)
  Institutional shares                                        (6,070)             0
 Net realized gain on investments
  Class A shares                                                   0              0
  Institutional shares                                             0              0
 Return of capital
  Class A shares                                                   0       (500,860)
  Institutional shares                                             0              0
                                                         ------------  -------------
 Total distributions to shareholders                     (11,549,417)   (22,878,464)

Share Transactions:
 Class A shares
  Net proceeds from sale of shares                        29,317,817     42,897,977
  Reinvestment of distributions                           11,260,752     22,421,290
  Cost of shares reacquired                              (31,795,855)   (64,813,535)
                                                         ------------  -------------
  Net change                                               8,782,714        505,732
                                                         ------------  -------------
 Institutional shares
  Net proceeds from sale of shares                           643,128              0
  Reinvestment of distributions                                    0              0
  Cost of shares reacquired                                        0              0
                                                         ------------  -------------
  Net change                                                 643,128              0
                                                         ------------  -------------
 Net increase derived from share transactions              9,425,842        505,732

NET ASSETS
 Beginning of year                                       402,075,680    408,458,204
                                                         ------------  -------------
 End of period                                           404,348,405    402,075,680
                                                         ============  =============

NUMBER OF SHARES
 Class A shares
  Sold                                                     3,030,041      4,439,994
  Shares issued from reinvestment of distributions         1,165,650      2,321,336
  Reacquired                                              (3,288,227)    (6,701,365)
                                                         ------------  -------------
  Net change                                                 907,464         59,965
                                                         ------------  -------------
 Institutional shares
  Sold                                                        66,234              0
  Shares issued from reinvestment of distributions                 0              0
  Reacquired                                                       0              0
                                                         ------------  -------------
  Net change                                                  66,234              0
                                                         ------------  -------------
 Net increase in shares outstanding                          973,698         59,965

 Outstanding:
  Beginning of year                                        41,519,91   6 41,459,951
                                                         ------------  -------------
  End of period                                           42,493,614     41,519,916
                                                         ============  =============


                        See Notes to Financial Statements

                        NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. ORGANIZATION OF THE COMPANY
Advance Capital I, Inc. (the "COMPANY") is a Maryland Corporation organized on March 6, 1987 that commenced operations on August 5, 1987. The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company (a mutual fund) offering shares in the following portfolios: Equity Growth Fund, Balanced Fund and the Retirement Income Fund (collectively the "Funds").

Under the Funds' organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Note 2. ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the COMPANY.

SECURITY VALUATION
Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service. The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

REPURCHASE AGREEMENTS
The Fund may engage in repurchase agreement transactions. When a fund engages in such transactions, it is policy to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. In addition, the Fund monitors the market value of the underlying collateral on a daily basis. The seller under a repurchase agreement is required to maintain the collateral held pursuant to the agreement valued at not less than the repurchase price (including accrued interest). If the seller defaults or if bankruptcy proceedings are initiated with respect to the seller, the realization or retention of the collateral may be subject to legal proceedings.

EXPENSES
Most expenses of the COMPANY can be directly attributed to a Fund. Expenses which cannot be directly attributed are generally apportioned between the Funds on the basis of average net assets. Expenses specific to a class are charged to the class.

FEDERAL INCOME TAXES
It is each Fund's policy to meet the requirements to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. Each Fund intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided. Capital losses are available to offset future capital gains, if any.

DIVIDENDS
Income dividends in the Balanced Fund and Retirement Income Fund are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth Fund, if any, are declared annually and paid on the last business day of the year. Capital gain distributions, if any, are declared annually and paid in December. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

OTHER
Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes. Paydown gains and losses on mortgage-backed and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations. Net investment losses, for which no carryover is permitted, are offset against paid in capital.

Note 3. SECURITIES LENDING
The Funds may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Directors. Each fund will limit its securities lending activity to 33 1/3% of its total assets. Credit Suisse, New York Branch, serves as the lending manager for the Funds pursuant to a Securities Lending Management Agreement (the "Lending Agreement"), for which they receive a fee. Credit Suisse's fee is computed monthly in arrears and is based on 30% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board of Directors, net of rebates paid by Credit Suisse to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the six month period ended June 30, 2007 Credit Suisse received $82,551 in total from the Funds for its services as lending manager. Under guidelines established by the Board of Directors, the Funds must maintain loan collateral with Credit Suisse at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest of debt securities. Credit Suisse may invest the collateral in a variety of highly rated, short-term instruments such as U.S. Treasury bills, mortgages, corporate bonds and agency securities. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Funds or the borrower at any time. The following Funds loaned securities and received cash collateral with the following values as of June 30, 2007:


                                                                                  Income Received
                                Value                            Average Loan      by Credit Suisse
                                of Loaned       Value            Outstanding       from Securities
                                Securities      of Collateral    During the Year   Lending
                                -------------------------------------------------------------------
Equity Growth Fund              $  103,081,474  $  105,793,318   $    93,218,942   $    34,124
Balanced Fund (Fixed Income)         1,875,176       1,914,730         2,179,888           778
Balanced Fund (Common Stock)        87,292,828      89,626,566        75,768,606        34,205
Retirement Income Fund              19,301,682      19,673,133        17,227,377        13,444



Note 4. TRANSACTIONS WITH AFFILIATES
Advance Capital Management, Inc. ("MANAGEMENT") (a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY's investment advisor. T. Rowe Price Associates, Inc. ("TRPA") serves as sub-advisor for that portion of the portfolio of assets of the Equity Growth Fund and Balanced Fund which are determined by MANAGEMENT to be invested in common stocks. Advance Capital Services, Inc. ("SERVICES") (also a wholly owned subsidiary of Advance Capital Group, Inc.) is the distributor of the COMPANY's shares. Advance Capital Group, Inc. ("GROUP")is the COMPANY's Administrator, Transfer Agent and Dividend Disbursing Agent. For services provided by MANAGEMENT, the COMPANY pays a fee equal on an annual basis to .70% of the average daily net assets for the first $200 million of the Equity Growth and Balanced Funds and .55% of the average daily net assets exceeding $200 million, .50% of the average daily net assets for the first $200 million of the Retirement Income Fund and .40% of the average daily net assets exceeding $200 million. For its services, TRPA is paid a fee by MANAGEMENT equal on an annual basis to .20% of the average daily net assets of the Equity Growth Fund and that portion of the Balanced Fund invested in common stocks for the first $100 million of assets managed and ..15% of the average daily net assets exceeding $100 million. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will compensate SERVICES for expenses incurred in connection with the distribution of fund shares of the Equity Growth, Balanced and Retirement Income Funds, at .25% of each fund's average daily net assets. The COMPANY was charged investment advisory fees of $2,912,146 by MANAGEMENT for the six months ended June 30, 2007. The COMPANY's Class A shares were charged distribution fees of $1,280,077 by SERVICES for the six months ended June 30, 2007. Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY. Directors fees are only paid to independent directors and consist of a $15,000 annual retainer. The Chairman of the Board receives an additional 50% in compensation.

Note 5. INVESTMENT PORTFOLIO TRANSACTIONS
The cost of purchases and proceeds from sales of investments, other than short-term obligations and U.S. Government securities, for the six months ended June 30, 2007 were as follows:


                  Equity                           Retirement
                  Growth           Balanced        Income
                  Fund             Fund            Fund
              ------------------------------------------------
Purchases      $ 41,202,686    $  63,931,580    $  114,596,597
Sales            47,659,355       67,146,643       110,044,095

The cost of purchases and proceeds from sales of U.S. Government securities excluded above were as follows:


                  Equity                           Retirement
                  Growth           Balanced        Income
                  Fund             Fund            Fund
              ------------------------------------------------
Purchases          None        $    999,375          None
Sales              None               None           None


At June 30, 2007, the gross unrealized net appreciation and depreciation of securities for financial reporting purposes consisted of the following:


                                Equity                           Retirement
                                Growth           Balanced        Income
                                Fund             Fund            Fund
                              ------------------------------------------------
Unrealized Appreciation       $  61,440,016     $  76,009,256    $  4,062,813
Unrealized Depreciation          (4,607,523)       (6,311,184)     (7,522,537)
                              ------------------------------------------------
Net unrealized App./Depr.     $  56,832,493     $  69,698,072    $ (3,459,724)

Note 6. AUTHORIZED SHARES
The company has one billion authorized shares of common stock, par value of $.001 per share. The Equity Growth Fund, Balanced Fund and Retirement Income Fund each has 150 million class A shares and 100 million institutional shares authorized.

Note 7. OTHER MATTERS
In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("Interpretation No. 48" or "FIN No. 48"). FIN No. 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The accounting provisions of FIN No. 48 are effective for reporting periods beginning after December 15, 2006 and is applied to all open tax years as of the effective date. The COMPANY adopted FIN No. 48 on June 30, 2007. Implementation of FIN No 48 included a review of tax positions taken from January 1, 2003 through June 30, 2007. Management determined that there was no material impact to the COMPANY's financial statements as a result of implementing FIN No. 48.

In addition, in September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Funds' financial statements.

Note 8. SUBSEQUENT EVENT
On August 4, 2007, the shareholders of the Advance Capital I, Inc. Funds voted to modify the investment advisory fee schedule for the Retirement Income Fund, the Balanced Fund and the Equity Growth Fund. Effective August 4, 2007, for services provided by MANAGEMENT, the COMPANY pays a fee equal on an annnual basis to .70% of the average daily net assets for the first $500 million and ..65% of the average daily net assets exceeding $500 million of the Equity Growth and Balanced Funds and .50% of the average daily net assets for the first $500 million and .45% of the average daily net assets exceeding $500 million of the Retirement Income Fund.

                            ADDITIONAL INFORMATION (UNAUDITED)

RESULTS OF ANNUAL SHAREHOLDER VOTE
An Annual Meeting of Shareholders of the COMPANY was held at the Sheraton Detroit Novi, 21111 Haggerty Road, Novi, Michigan, on August 3, 2007 for the following purposes:

1. To elect five Directors to hold office until the next Annual Meeting of Shareholders or until their successors have been elected annd qualified.

     Directors Elected at Meeting     Votes For
     ----------------------------     ----------
     Joseph A. Ahern                  38,812,736
     Robert J. Cappelli               38,964,925
     Dennis D. Johnson                38,703,772
     Janice Loichle                   38,884,377
     Thomas L. Saeli                  38,855,219

2. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the COMPANY for the fiscal year ending December 31, 2007.

     Votes For:        38,793,052
     Votes Against:       171,301
     Votes to Abstain:    549,895

3. To modify the investment advisory fee schedule for the Retirement Income
   Fund.

     Votes For:        21,197,094
     Votes Against:     1,598,362
     Votes to Abstain:  1,068,070

4. To modify the investment advisory fee schedule for the Balanced Fund.

     Votes For:        10,146,552
     Votes Against:       716,084
     Votes to Abstain:    502,041

5. To modify the investment advisory fee schedule for the Equity Growth Fund.

     Votes For:         3,821,557
     Votes Against:       264,653
     Votes to Abstain:    199,834

MANAGEMENT OF THE FUND
Advance Capital I, Inc. is managed by a Board of Directors. The Directors are responsible for managing the company's business affairs and for exercising all the company's powers except those reserved for the shareholders. Officers and Directors of the COMPANY, their addresses, and principal occupations during the last five years, are as follows:


                                                                                            Number of     Other
                           Position(s) &    Year      Principal Occupations                 Portfolios    Directorships
Name and Address           Office(s)        Elected*  During past 5 Years                   Overseen      Held**
------------------------------------------------------------------------------------------------------------------------
"INTERESTED"
DIRECTORS***
------------------------------------------------------------------------------------------------------------------------
Robert J. Cappelli         President,       2004      President and Treasurer, Advance      4             None
One Towne Square           Treasurer and              Capital I, Inc.; Vice President &
Suite 444                  Director                   Treasurer, Advance Capital Services,
Southfield, MI 48076                                  Inc.
Age 55

------------------------------------------------------------------------------------------------------------------------
"NOT-INTERESTED"
DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Joseph A. Ahern            Director         1995       Attorney; President and              4             None
One Towne Square                                       Shareholder; Stark, Reagan, P.C.
Suite 444
Southfield, MI 48076
Age 49
------------------------------------------------------------------------------------------------------------------------
Dennis D. Johnson          Director          2000      Retired; former Chief Operating      4            None
One Towne Square                                       Officer, Belgacom (Ameritech
Suite 444                                              International); Management
Southfield, MI 48076                                   Consultant; Vice President - Human
Age 68                                                 Resources, Ameritech Network
                                                       Services
-----------------------------------------------------------------------------------------------------------------------



                                                                                            Number of     Other
                           Position(s) &    Year      Principal Occupations                 Portfolios    Directorships
Name and Address           Office(s)        Elected*  During past 5 Years                   Overseen      Held**
------------------------------------------------------------------------------------------------------------------------
Janice E. Loichle          Director         2001      Retired; former Vice President,           4          None
One Towne Square                                      Chief Integration Officer and Chief
Suite 444                                             of Local Exchange Operations, XO
Southfield, MI 48076                                  Communications, Inc. (formerly
Age 59                                                NEXTLINK Communications);
                                                      President, NEXTLINK Solutions
                                                      (Telecommunications)
------------------------------------------------------------------------------------------------------------------------
Thomas L. Saeli            Directors        2000      Chief Executive Officer, Noble            4          Noble
One Towne Square                                      International, Ltd. (since March                     International,
Suite 444                                             2006); Vice President-Corporate                      Ltd.
Southfield, MI 48076                                  Development, Lear Corporation
Age 50                                                (Automotive Suppliers) (from prior
                                                       to 2000 until March 2006)
------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------
Christopher M. Kostiz      Vice President   2003      Vice President, Advance Capital           4          None
One Towne Square                                      I, Inc.; President, Advance Capital
Suite 444                                             Management, Inc.; Senior Portfolio
Southfield, MI 48076                                  Manager, Advance Capital
Age 39                                                Management, Inc.
------------------------------------------------------------------------------------------------------------------------
Kathy J. Harkleroad        Vice President,  1996      Vice President, CCO and Secretary,        4         None
One Towne Square           Chief Compliance           Advance Capital I, Inc. and Advance
Suite 444                  Officer and                Capital Group, Inc.; Marketing
Southfield, MI 48076       Secretary                  Director, Advance Capital Services,
Age 54                                                Inc.
------------------------------------------------------------------------------------------------------------------------
Julie A. Katynski          Vice President   2003      Vice President & Assistant                4         None
One Towne Square           and Assistant              Secretary, Advance Capital I, Inc.;
Suite 444                  Secretary                  Vice President-Finance, Advance
Southfield, MI 48076                                  Captial Group, Inc., Controller,
Age 41                                                Advance Capital Group, Inc.
------------------------------------------------------------------------------------------------------------------------


* There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors in the year in which they reach the age of 70.

** This column includes only directorships of companies required to register or file reports with the Commission under the Securities Exchange Act of 1934 (that is, "public companies") or other investment companies registered under the 1940 Act.

*** Officers of the Funds are "interested persons" as defined in the Investment
    Company Act of 1940.

EXPENSE EXAMPLES:
As a shareholder of the Advance Capital I, Inc. Funds, you incur ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Advance Capital I, Inc. Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.


ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.



                         Beginning           Ending         Expense Paid       Expense Ratio
                       Account Value     Account Value      During Period*     During Period
                          1/1/07             6/30/07        1/1/07 - 6/30/07   1/1/07 - 6/30/07
-------------------------------------------------------------------------------------------------
Equity Growth Fund
Class A Shares           $1,000.00          $1,114.20           $5.19               0.99%
Institutional Shares**    1,000.00           1,016.10            1.19               0.74%
-------------------------------------------------------------------------------------------------
Balanced Fund
Class A Shares           $1,000.00          $1,066.90           $4.77               0.93%
Institutional Shares**    1,000.00           1,003.00            1.07               0.67%
-------------------------------------------------------------------------------------------------
Retirement Income Fund
Class A Shares           $1,000.00          $1,011.80           $3.79               0.76%
Institutional Shares**    1,000.00             989.80             .81               0.51%
-------------------------------------------------------------------------------------------------



* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Information shown reflects values using the expense ratios and rates of return for the period from May 4, 2007, commencement of operations, to June 30, 2007.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below provides information about the hypothetical values and hypothetical expenses based on each Advance Capital I, Inc. Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



                         Beginning           Ending         Expense Paid       Expense Ratio
                       Account Value     Account Value      During Period*     During Period
                          1/1/07             6/30/07        1/1/07 - 6/30/07   1/1/07 - 6/30/07
-------------------------------------------------------------------------------------------------
Equity Growth Fund
Class A Shares           $1,000.00          $1,019.89           $4.96               0.99%
Institutional Shares**    1,000.00           1,021.12            3.71               0.74%
-------------------------------------------------------------------------------------------------
Balanced Fund
Class A Shares           $1,000.00          $1,020.18           $4.66               0.93%
Institutional Shares**    1,000.00           1,021.47            3.36               0.67%
-------------------------------------------------------------------------------------------------
Retirement Income Fund
Class A Shares           $1,000.00          $1,020.30           $3.87               0.76%
Institutional Shares**    1,000.00           1,021.12            2.56               0.51%
-------------------------------------------------------------------------------------------------



* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Information shown reflects values using the expense ratios and rates of return for the period from May 4, 2007, commencement of operations, to June 30, 2007, and has been annualized to reflect values for the period January 1, 2007 to June 30, 2007.

PROXY VOTING
The policies and procedures that Advance Capital I, Inc. uses to determine how to vote proxies relating to portfolio securities is available on the SEC's website at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) without charge, upon request, by calling (800) 345-4783, and
(ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE
The Advance Capital I, Inc. Funds file with the SEC a complete schedule of its portfolio holdings as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room). This information is also available without charge, upon request, by calling (800) 345-4783.

ADVANCE CAPITAL I, INC.                                     Semi-Annual Report
                                                                 June 30, 2007
Investment Advisor:
Advance Capital Management, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076

Sub-Advisor:
(Equity Growth and Balanced Funds)
T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Distributor:                                             AN INVESTMENT COMPANY
Advance Capital Services, Inc.                                WITH THREE FUNDS
P.O. Box 3144
Southfield, Michigan 48037                                  Equity Growth Fund
                                                                 Balanced Fund
Administrator and Transfer Agent:                       Retirement Income Fund
Advance Capital Group, Inc.
P.O. Box 3144
Southfield, Michigan 48037

Custodian:
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Officers:
Robert J. Cappelli, President & Treasurer
Christopher M. Kostiz, Vice President
Kathy J. Harkleroad, Vice President,
Chief Compliance Officer & Secretary
Julie A. Katynski, Vice President & Assistant Secretary

Board of Directors:
Joseph A. Ahern
Robert J. Cappelli
Dennis D. Johnson
Janice E. Loichle
Thomas L. Saeli

Item 2.  Code of Ethics.

Not applicable for the semi-annual report.


Item 3.  Audit Committee Financial Expert.

Not applicable for the semi-annual report.


Item 4.  Principal Accountant Fees and Services.

Not applicable for the semi-annual report.


Item 5.  Audit Committee of Listed Registrant.

Not applicable because registrant's shares are not listed for trading on a national securities exchange.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule I - Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item I of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for open-end investment companies.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for open-end investment companies.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable for open-end investment companies.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures
(as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act
(17 CFR 270.30a-3(d))) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Not Applicable.
(a)(2) Certification pursuant to Rule 30a-2(a) under the 1940 Act and
       Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(3) Not applicable.
(b)    Certification  pursuant to Rule 30a-2(b) under the 1940 Act and
       Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADVANCE CAPITAL I, INC.

By: /S/ ROBERT J. CAPPELLI
        Robert J. Cappelli, President & Treasurer

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ ROBERT J. CAPPELLI
        Robert J. Cappelli, President & Treasurer

Date:  August 28, 2007

By: /S/ CHRISTOPHER M. KOSTIZ
        Christopher M. Kostiz, Vice President

Date:  August 28, 2007

EXHIBIT INDEX

Exhibit No.	Description

(a)(1)	Not Applicable.
(a)(2)	Certifications  pursuant to Section 302 of the
        Sarbanes-Oxley Act of 2002.
(b)     Certification  pursuant to Section 906 of the Sarbanes-Oxley
        Act of 2002.